 As filed with the Securities and Exchange Commission on September 20, 2019

Securities Act File No. 333-226250
Investment Company Act File No. 811-23363

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 4

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Pre-Effective Amendment No. 4

FNEX VENTURES

(Exact name of Registrant as specified in its charter)

One Indiana Square, Suite 2252

Indianapolis, IN 46204

317-580-2588

(Address, including zip code, and telephone number, including area code,

of Registrant’s principal executive offices)

Capitol Services, Inc.

675 South State Street

Kent County, Dover, DE 19901

(Name, address including zip code, of agent for service)

With Copies to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS  66211

Approximate date of commencement of proposed sale to the public:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this Form are being offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box):

☒ when declared effective pursuant to Section 8(c) under the Securities Act of 1933.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	AMOUNT BEING REGISTERED	PROPOSED MAXIMUM OFFERING PRICE PER SHARE[1]	PROPOSED MAXIMUM OFFERING PRICE[1]	AMOUNT OF REGISTRATION FEE
Shares of Beneficial Interest ($0.01 par value)	7,500,000	$10.00	$75,000,000	$9,338

1  Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457 under the Securities Act of 1933.

The Fund hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Fund shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

FNEX VENTURES

(XFNEX)

SEPTEMBER 20, 2019

7,500,000 Shares of Beneficial Interest

IMPORTANT INFORMATION REGARDING FNEX VENTURES

Investing in the shares of FNEX Ventures (the “Fund”) involves substantial risks.  Prospective investors should carefully review the “Risk Factors and Special Considerations” section of this prospectus before making an investment in the Fund.  The Fund is not appropriate for investors who cannot bear the risk of loss of all or part of their investment or who may need to liquidate all or part of their investment in a short time frame.  Investors should consider consulting with an investment professional before investing in the Fund.

An investment in the Fund is not a complete investment program and, given the nature of the Fund’s investments, is not intended to be a significant portion of the investor’s portfolio; rather, the Fund should represent only that portion of the investor’s portfolio that is allocated to high-risk investments.  The Fund is designed for investors who understand the risks of investing in venture-backed, highly speculative, private companies.  The Fund’s holdings may require several years to appreciate, and there is no assurance that such appreciation will occur. See “Risk Factors and Special Considerations” for additional information regarding the risks of investing in the Fund.

●

The Fund’s shares will not be listed on an exchange and it is not anticipated that a secondary market will develop. Accordingly, an investor may not be able to sell shares of the Fund when or in the amount desired. Investors should consider shares of the Fund to be an illiquid investment. Thus, the Funds’ shares are appropriate only as a long-term investment.

●	The Fund’s shares have no trading history and are repurchased at their fair market value, which may be a less than the purchase price paid.
●	The amount of distributions that the Fund may pay, if any, is uncertain.
●	The ultimate degree of loss an investor may bear, if any, is uncertain (i.e., an investor may lose all of his or her investment).
●

A Fund shareholder will not be able to redeem his, her, or its shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s shares are subject to restrictions on transferability, and liquidity will be provided by the Fund only through quarterly repurchase offers or transfer of shares as described herein. An investment in the Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Fund’s shares and should be viewed as a long-term investment.

●	The Fund will invest in illiquid securities that are often subject to legal and other restrictions on resale and may be difficult to value and sell.
●	Investment in the Fund is highly speculative and there is no guarantee that the Fund will achieve its investment objective.
●	The Fund’s holdings of equity securities may require years to appreciate, and there is no assurance that such appreciation will occur.
●

The Fund expects that in most cases public market prices will not be available for the Fund’s portfolio securities, and where private market prices are available, such prices may be unreliable. Valuation of illiquid portfolio securities may be challenging, and the Fund may not be able to sell its portfolio securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale to do so. This may in turn adversely affect the Fund’s NAV.

●

The companies in which the Fund invests may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings that dilute the Fund’s holdings, bankruptcy or liquidation, and consequently the reduction or loss of the value of the Fund’s portfolio investment.

●	Investors in the Fund need to understand that such companies carry a high degree of investment risk because many of these firms may fail or not achieve their performance or financial objectives.

FNEX Ventures (the “Fund”) is a Delaware statutory trust registered under the Securities Act of 1933 (the “Securities Act”) and Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified management investment company that is operated as an “interval fund.”  Pursuant to the Fund’s interval fund structure, the Fund, subject to applicable law, will conduct quarterly repurchase offers for 5% of the Fund’s outstanding shares at net asset value (“NAV”). Even though the Fund will make quarterly repurchase offers, investors should consider the Fund’s shares to be illiquid. The Fund’s primary investment objective is capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (e.g., common stock, preferred stock, and convertible debt securities) of late-stage private companies (“Targeted Portfolio Companies”) that are included in the FNEX Ventures “Target List” (the “FNEX Target List”).  Late-stage private companies are privately held companies that have typically demonstrated sustainable business operations and generally have a well-known product or service with a strong market presence. Late-stage private companies generally have large cash flows from their core business operations and are expanding into new markets with their products or services.  Investments in late-stage companies involve a considerable amount of risk given their shorter operating history relative to established public companies, the businesses’ need for additional capital to maintain growth, and the general illiquidity of their securities.  Late-stage private companies may also be referred to as “pre-IPO companies” (i.e., companies that are typically in their last few financing rounds before a public offering or an exit event such as a sale or merger) and have previously been funded primarily by private institutional investors through pooled investment vehicles (commonly referred to as venture capital funds) and other institutional investment groups. The FNEX Target List is a list of companies selected and maintained by FNEX Advisor, LLC (the “Advisor”), the Fund’s investment advisor, who selects the Targeted Portfolio Companies based on a number of factors as described in greater detail below. The FNEX Target List is not an index; rather, it represents companies in which the Advisor seeks to invest the Fund’s assets. Neither the Advisor nor its affiliated broker-dealer, FNEX Capital, LLC, directly invest in the companies comprising the FNEX Target List.  Investment by the Fund in any Targeted Portfolio Company is based on the availability of the Targeted Portfolio Company’s shares, the Advisor’s assessment of the long-term prospects of the Targeted Portfolio Company, and other factors considered by the Advisor. For more information on the FNEX Target List, see the section of this Prospectus titled “Investment Strategy.”

The Fund’s ability to implement this investment strategy is subject to the ability of the Advisor to identify and acquire the securities of Targeted Portfolio Companies for the Fund on acceptable terms. The Fund is a “non-diversified” investment company, and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.” The Fund expects to invest primarily in the technology sector and expects that most of the Targeted Portfolio Companies purchased will either (i) be in internet-, mobile-, social media-, or other technology-related fields, or (ii) utilize developing or disruptive technologies in providing their products and services in various industries and sectors.

This prospectus (the “Prospectus”) applies to the public offering of up to 7,500,000 shares of beneficial interest (“Shares”) of the Fund. The Shares will be offered on a continuous basis at the NAV per Share of the Fund next calculated after receipt of the purchase in good order. The Fund’s Shares will be offered through Foreside Financial Services, LLC, which serves as the principal underwriter for the Fund. In addition, certain institutions (including banks, trust companies, brokers and investment advisors) will be authorized to accept, on behalf of the Fund, purchase orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders.  See “Purchases of Shares” for more information.  The Fund does not intend to list its Shares on any securities exchange and the Fund does not expect a secondary market in the Shares to develop. The Shares will be continuously offered under Rule 415 of the Securities Act. The Fund intends to qualify and will elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is designed primarily for long-term investors and not as a trading vehicle.

The Fund is an “interval fund,” a type of fund which, to provide liquidity to shareholders of the Fund (“Shareholders”), has adopted a limited repurchase policy under Rule 23c-3 of the Investment Company Act to make quarterly offers to repurchase 5% of its outstanding Shares at NAV, reduced by any applicable repurchase fee. Although the Fund will offer to repurchase Shares on a quarterly basis in accordance with the Fund’s repurchase policy, the Fund will not otherwise be required to repurchase or redeem Shares at the option of a Shareholder nor will Shares be exchangeable for units, interests or shares of any other fund. It is also possible that a repurchase offer may be oversubscribed, with the result that Shareholders may be able to have only a portion of their Shares repurchased. Additionally, redemptions and dividends that exceed the Fund’s earnings and profits represent a return of capital (i.e., a return of a portion of a Shareholder’s original investment in the Shares). If the Fund’s distributions are funded from offering proceeds or borrowings, such distributions may constitute a return of capital and reduce the amount of capital available to the Fund for investment. A return of capital is not a return that is based on the performance of the Fund. The Fund has not established any limits on the extent to which the Fund may use offering proceeds to fund distributions. See “Risk Factors and Special Considerations”, “Quarterly Repurchase of Shares”, and “Distributions and Dividends”. The Fund will hold cash and cash equivalent securities (such as Treasuries or money market funds) in an amount that is sufficient to meet its quarterly redemption obligations. The Fund expects the first repurchase offer to be issued after the completion of the Fund’s first fiscal quarter, expected to be in the second quarter of calendar year 2020.

In addition, the Fund’s Board of Trustees may determine in certain circumstances in accordance with Rule 23c-3 of the Investment Company Act that it is in the best interests of the Fund and its Shareholders to suspend quarterly repurchase offers, which would further reduce the ability of Shareholders to redeem their Shares. The Fund does not currently intend to list its Shares for trading on any national securities exchange, and there is not expected to be any secondary trading market in the Shares. The Shares are therefore not readily marketable. Even though the Fund will endeavor to make quarterly repurchase offers to repurchase a portion of the Shares to provide some liquidity to Shareholders, you should consider the Shares to be illiquid. This risk may be even greater for Shareholders expecting to sell their Shares in a relatively short time frame after completion of the Fund’s initial public offering. If, and to the extent that, a public trading market ever develops, shares of closed-end investment companies frequently trade at a discount from their NAV per share and initial offering prices. The Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment. Because investors will be unable to sell their Shares or have them repurchased immediately, investors will find it difficult to reduce their exposure on a timely basis during a market downturn.  See “Risk Factors and Special Considerations.” Given the nature of the Fund’s investments, the Fund is not intended to be a significant portion of the investor’s portfolio; rather, the Fund should represent only that portion of the investor’s portfolio that is allocated to high-risk investments.

This Prospectus concisely provides information that you should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s statement of additional information (the “SAI”), dated September 20, 2019, has been filed with the SEC. You may request a free copy of this Prospectus, the SAI, annual and semi-annual reports, when available, and other information about the Fund, and make inquiries without charge by writing to the Fund at FNEX Ventures, c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205, or by calling the Fund at 1-877-244-6235. You can also access and download the Fund’s annual and semi-annual reports and prospectus and SAI free of charge at the following website: http://www www.fnexventures.com. The SAI is incorporated by reference into this Prospectus in its entirety. The table of contents of the SAI appears on page B-1 of this Prospectus. You may also obtain copies of the SAI, and the annual and semi-annual reports of the Fund, when available, as well as other information about the Fund on the SEC’s website (www.sec.gov). The address of the SEC’s internet site is provided solely for the information of prospective investors and is not intended to be an active link.

                The Fund is subject to certain risks due to the speculative nature of its investment strategy. See “Risk Factors and Special Considerations”. The Fund cannot assure you that the investment objective will be achieved. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. An investment in the Fund is not appropriate for all investors.  This investment is not appropriate for a significant portion of your investment portfolio.  Only consider this investment for a high-risk, speculative venture investment.  Investors should consider consulting an investment professional before investing in the Fund.

The Fund invests primarily in private company securities that are thinly traded, as well as restricted securities and other securities that are not readily marketable and subject to transfer restrictions. Such securities will in most cases be illiquid and therefore subject to legal and other restrictions on resale and may be difficult to value and dispose of. See “Risk Factors and Special Considerations” and “Non-Listed Closed-End Fund Structure.”

The Fund does not intend to use leverage to achieve its investment objective. The Fund is not intended to be a complete investment program and before buying Shares, you should read the discussion of the principal risks of investing in the Fund, which are summarized in “Prospectus Summary — Summary of Principal Risk Factors and Special Considerations” and in “Risk Factors and Special Considerations.”

The Fund is newly organized, and its Shares have no trading history. The Shares will be repurchased at their fair market value, which may be a discount from their initial offering price, which increases investors’ risk of loss.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy and adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisors as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

The Fund’s Shares do not represent a deposit or an obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

	Price to Public	Sales Load[2]	Proceeds to Fund
Per Share	$10.00	$0.00	$10.00
Total[1]	$75,000,000	$0.00	$75,000,000

1. There is no minimum number of Shares that must be sold to affect this Offering. The Total assumes the sale of the maximum number of 7,500,000 Shares offered in this offering. Shares currently registered are sold in a continuous offering at the Fund’s then current NAV.

2. The Shares are not subject to a sales load at any time during the offering.

The date of this Prospectus is September 20, 2019.

No broker-dealer, salesperson or other person is authorized to give an investor any information or to represent anything not contained in this Prospectus. As a prospective investor, you must not rely on any unauthorized information or representations that anyone provides to you. This Prospectus is an offer to sell or a solicitation of an offer to buy the securities it describes, but only under the circumstances and in jurisdictions where and to persons to which it is lawful to do so. The information contained in this Prospectus is current only as of the date of this Prospectus.

FORWARD-LOOKING STATEMENTS

                This Prospectus and the related Statement of Additional Information contain forward-looking statements, within the meaning of the federal securities laws that involve risks and uncertainties. These statements describe the Fund’s plans, strategies, and goals and the Fund’s beliefs and assumptions concerning future economic and other conditions and the outlook for the Fund, based on currently available information. In this Prospectus, words such as “anticipates,” “believes,” “expects,” “objectives,” “goals,” “future,” “intends,” “seeks,” “will,” “may,” “could,” “should,” and similar expressions are used in an effort to identify forward-looking statements, although some forward-looking statements may be expressed differently. The Fund is not entitled to the safe harbor for forward-looking statements pursuant to Section 27A of the Securities Act of 1933, as amended.

PROSPECTUS SUMMARY

The following provides a summary of certain information contained in this Prospectus relating to FNEX Ventures and its shares of beneficial interest (“Shares”) and does not contain all the information that you should consider before investing in the Fund or purchasing its Shares. The information is qualified in all respects by the more detailed information included elsewhere in this Prospectus. You may also wish to request and read a copy of the Fund’s Statement of Additional Information, dated September 20, 2019 (the “SAI”), which contains additional information about the Fund. The Fund will amend the Prospectus and SAI to reflect any material change and such amendment(s) will be delivered to investors.

The Fund

FNEX Ventures (the “Fund”) is a statutory trust formed on June 20, 2018 under the laws of the State of Delaware and registered with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified investment company. The Fund is operated as an “interval fund” (as defined below).

Advisor

FNEX Advisor, LLC, a limited liability company organized under the laws of the State of Indiana, serves as the investment advisor to the Fund (the “Advisor”) and is registered as an investment advisor with the SEC under the Investment Advisers Act of 1940 (the “Advisers Act”). The Advisor provides investment advisory services to the Fund under the oversight of the Fund’s Board of Trustees (the “Board of Trustees” or the “Board”) pursuant to an investment advisory agreement (the “Advisory Agreement”).

The Offering; Initial Closing	The Fund is offering to sell up to 7,500,000 of its Shares on a continuous basis at the NAV per Share next calculated after receipt of the purchase in good order.
Listing of Shares	The Fund does not intend to list its Shares on any securities exchange and the Fund does not expect a secondary market to develop for the Shares.
Investment Objective and Strategy

The Fund’s investment objective is capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (e.g., common stock, preferred stock, and convertible debt securities) of late-stage private companies (“Targeted Portfolio Companies”) that are included in the FNEX Ventures “Target List” (the “FNEX Target List”). Late-stage private companies are privately held companies that have typically demonstrated sustainable business operations and generally have a well-known product or service with a strong market presence. Late-stage private companies have generally had large cash flows from their core business operations and are expanding into new markets with their products or services. Investments in late-stage companies involve a considerable amount of risk given their shorter operating history relative to established public companies, the businesses’ need for additional capital to maintain growth, and the general illiquidity of their securities. Late-stage private companies may also be referred to as “pre-IPO companies” (i.e., companies that are typically in their last few financing rounds before a public offering or an exit event such as a sale or merger) and have previously been funded primarily by private institutional investors through pooled investment vehicles (commonly referred to as venture capital funds) and other institutional investment groups (“venture-backed companies”). The FNEX Target List is a list of companies selected and maintained by the Advisor, based on its assessment of late-stage companies utilizing market metrics and factors, such as free cash flow, return on investment, debt-to-equity, return on equity, and compound annual growth rate. The FNEX Target List is not an index; rather, it represents companies in which the Advisor seeks to invest the Fund’s assets. Neither the Advisor nor its affiliated broker-dealer, FNEX Capital, LLC, directly invest in the companies comprising the FNEX Target List. Investment by the Fund in any Targeted Portfolio Company is based on the availability of the Targeted Portfolio Company’s shares, the Advisor’s assessment of the long-term prospects of the Targeted Portfolio Company, and other factors considered by the Advisor.

Although venture-backed companies are generally considered high-risk investments, the Fund focuses on late-stage companies (i.e., companies that have had multiple rounds of funding by venture capital funds and other investors), which have less risk than early-stage companies. Late-stage companies have a longer operating history and, generally, more resources to manage their operations, including capital. In addition, the return on investment in venture-backed companies depends on the company’s ability to have a timely exit event, such as an initial public offering (“IPO”) or merger or sale. A failure to obtain such an exit could result in substantial losses to the company’s equity holders, including the Fund.

The FNEX Target List should not be viewed as an index, but a selection of issuers in which the Fund seeks to make investments. The Fund’s performance will therefore not necessarily replicate the performance of any particular composite measurement of the stock performance of some or all issuers included in the FNEX Target List. Before adding a company to the FNEX Target List, the Advisor reviews the following factors to determine if the company is an acceptable investment for the Fund and its shareholders (“Shareholders”): revenue growth, market potential, product stage, management team, investor composition and level of financing and trading activity of the company’s securities in private secondary markets and other proprietary investment criteria of the Advisor. The weight given to each of these criteria will vary according to the Advisor’s assessment of market conditions. In reviewing potential investments for the Fund, the Advisor utilizes, among other publicly available sources, the information and research available on premium databases (i.e., databases that compile information on private companies) and regulatory filings of issuers (primarily Form D and Form S-1, as applicable). The Advisor, wherever possible, seeks additional information from a company’s management and reviews its past and expected financial performance. The criteria described above, together with the availability of the securities and their applicability for inclusion in the Fund’s portfolio, consideration of the overall composition of the Fund’s portfolio, the Advisor’s assessment of the long-term prospects of the company, and other investment factors will inform the Advisor’s decision to purchase a Targeted Portfolio Company in the Fund.

The Fund generally invests in Targeted Portfolio Companies by purchasing shares from existing shareholders, but under certain circumstances may, at the discretion of the Advisor, purchase securities directly from the issuer. The Advisor connects with sellers of shares through private secondary markets.

The Fund’s ability to implement this investment strategy is subject to the ability of the Advisor to identify and acquire the securities of Targeted Portfolio Companies on acceptable terms. The Fund is a “non-diversified” investment company and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.” Further, the Fund expects to invest primarily in the technology sector and expects that most of the Targeted Portfolio Companies purchased will either (i) be in internet-, mobile-, social media-, or other technology-related fields, or (ii) utilize developing or disruptive technologies in providing their products and services in various industries and sectors. See “Risk Factors and Special Considerations.”

Equity securities of the Targeted Portfolio Companies consist of shares of either common stock or a series of preferred stock of such company or convertible debt issued by such company which is convertible into shares of common stock or a series of preferred stock of such company (and references to “equity securities” throughout this Prospectus include such equity-linked convertible notes).

The Fund will not make an investment in the securities of a Targeted Portfolio Company unless the Advisor reasonably believes the investment can be fair valued in accordance with written valuation policies and procedures developed and approved by the Board (the “Valuation Procedures”) See “Net Asset Value”. The Fund has engaged an independent third-party valuation agent to provide daily valuations for the Fund’s illiquid investments. The valuations of the illiquid securities will be reviewed monthly by the Board of Trustees’ Valuation Oversight Committee. The Valuation Oversight Committee is comprised of all trustees of the Fund who are not “interested persons,” as defined in the Investment Company Act, of the Fund (the “Independent Trustees”) with non-voting participation by the Advisor. For more information on the Fund’s Valuation Procedures, the Valuation Oversight Committee, and the risks related to pricing the Targeted Portfolio Companies, see “Valuation Risk” in the section title “Risk Factors and Special Considerations.”

The Fund will usually hold a position until a liquidity event occurs, which is defined as another round of private fund raising, an IPO, or a sale or merger of the company. At times, the Fund may continue to hold a position after a liquidity event because the Advisor believes that the position will continue to appreciate and provide a higher return on investment. The Advisor expects that the Fund’s holdings of equity securities may require several years to appreciate, and the Advisor can offer no assurance that such appreciation will occur. Due to the illiquid nature of most of the Fund’s investments (i.e., venture-backed, speculative companies) and the transfer restrictions that they are typically subject to, the Advisor may not be able to sell these securities at times when it deems it necessary to do so (e.g., to fund quarterly repurchases of Shares or when determined to be in the best interest of the Fund by the Advisor), or at all. The Fund’s investments will often be subject to lock-up provisions that prohibit it from selling its equity investments into the public market for specified periods of time after an IPO of a Targeted Portfolio Company, typically 180 days. As a result, the market price of securities that the Fund holds may decline substantially before the Advisor is able to sell these securities following an IPO. For a complete discussion of the risks involved with the Fund’s investments, please read the section entitled “Risk Factors and Special Considerations”.

The Fund invests in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of the Fund’s net assets that may be invested in illiquid securities. The Board of Trustees or its delegate may determine that securities issued pursuant to Rule 144A under the Securities Act are marketable under procedures approved by the Board of Trustees.

Leverage	The Fund does not intend to use leverage to achieve its investment objective.
Investment Policies

The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without the approval of Shareholders. Except as otherwise stated in this Prospectus and as set forth in the SAI, the Fund’s investment policies, strategies and restrictions are not fundamental and may be changed by the Board of Trustees without the approval of the Shareholders.

Investors in the Fund

An investment in the Fund involves a considerable amount of risk.

It is possible that investors in the Fund will lose money. Before making an investment decision, investors should consult with their financial advisors, and (i) consider the appropriateness of this investment with respect to their personal investment objectives and financial situation and (ii) consider factors such as personal net worth, income, age, risk tolerance and liquidity needs. Investors should invest in the Fund only money that they can afford to lose, and they should not invest in the Fund money to which they will need access in the short-term or on a frequent basis. In addition, all investors should be aware of how the Fund’s investment strategies fit into their overall investment strategy because the Fund is not designed to be, by itself, a well-balanced investment for a particular investor.

An investment in the Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Fund’s Shares and should be viewed as a long-term investment. The Fund should be considered to be an illiquid investment. Investors will not be able to redeem Shares on a daily basis because the Fund is a closed-end fund operating as an interval fund. The Fund’s Shares are not traded on an active market and there is currently no secondary market for the Shares, nor does the Fund expect a secondary market in the Shares to develop. However, limited liquidity may be available through the quarterly repurchase offers described in this Prospectus.

Purchases of Shares

Each investor must initially purchase a minimum of $2,500 of Shares in the Fund. Purchases may be made directly from the Fund by mail or bank wire. The Fund has also authorized certain institutions (including banks, trust companies, brokers and investment advisors) to accept purchase and repurchase orders on its behalf and such institutions are authorized to designate intermediaries to accept purchase orders and repurchase orders on behalf of the Fund. Orders will be deemed to have been received when the Fund, an authorized broker, or broker-authorized designee receives the order, subject to the order being accepted by the Fund in good order. The orders will be priced at the Fund’s NAV next computed after the orders are received.

Each investor purchasing Shares must submit a completed application. The Fund has the sole right to accept applications for Shares and reserves the right to reject in its complete and absolute discretion any application for Shares in whole or in part. The Fund also reserves the right to suspend sales of Shares at any time.

The Fund has entered into a distribution agreement (the “Distribution Agreement”) with Foreside Financial Services, LLC (the “Distributor”) to act as the distributor for the sale of Shares. The Distributor serves in such capacity on a best efforts basis. The Distributor may enter into related selling group agreements with various broker-dealers to assist in the distribution of Shares.

Distributions and Dividends

The Fund intends to distribute all or substantially all of its net investment income and all of its realized short-term and long-term gains, if any, to Shareholders annually at such time as the Board of Trustees determines in its sole discretion. The Fund will not make distributions any more frequently than twice in any calendar year and does not expect to become a predictable issuer of distributions. Distributions paid by the Fund may include a return of capital, which is not a return that is based on the performance of the Fund (see below). Unless a Shareholder elects to receive distributions in cash, all distributions will be automatically reinvested in additional Shares and will be made at the NAV per share calculated on the next valuation date following the distribution. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions. Since the Shares are illiquid, Shareholders may need other sources of cash to pay any taxes due.

Distributions which exceed the Fund’s earnings and profits represent a return of capital, that is, a return of a portion of a Shareholder’s original investment in the Shares. If the Fund’s distributions are funded from offering proceeds or borrowings, such distributions may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to Shareholders through distributions will be distributed after payment of fees and expenses, as well as selling commissions and/or dealer manager fees, if applicable. As a result, a return of capital will lower a Shareholder’s tax basis in the Shares, and after the adjusted basis is reduced to zero, will constitute capital gain to such Shareholder realized upon a subsequent sale or redemption of such Shares. The Fund has not established any limits on the extent to which the Fund may use offering proceeds to fund distributions.

There can be no assurance that the Fund will achieve any level of distributions or that it will do so at a particular rate.

Dividend Reinvestment Policy

The Fund provides distribution options for its Shareholders. Under these options, if the Fund declares a distribution, then a Shareholder’s distribution will be automatically reinvested in additional Shares unless the Shareholder has specifically elected in its application (or otherwise) to receive cash. Pursuant to the dividend reinvestment policy, a Shareholder will receive additional Shares, including fractions of Shares, at a price equal to the NAV per Share on the date of distribution. The automatic reinvestment of distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions. See “Taxation.”

Fees and Expenses	The Fund will bear all expenses incurred in the business of the Fund. See “Summary of Fund Expenses” and “Fund Expenses.”

Organizational and Offering Expenses

The Advisor has incurred organizational and offering costs on the Fund’s behalf and is entitled to receive reimbursement for such costs within the three years after the date on which the costs were incurred. The reimbursement to the Advisor for organizational and offering costs will be borne by the Shareholders.

Organization costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. The Fund’s offering costs include, among other things, legal, accounting, printing and other expenses pertaining to this offering.

Advisory Fees

In consideration of the advisory services provided by the Advisor to the Fund, the Fund shall pay to the Advisor at the end of each calendar month an advisory fee at the annual rate of 1.90% of the Fund’s average daily net assets (the “Advisory Fee”). The Advisory Fee is an expense paid out of the Fund’s assets.

Expense Limitation Agreement

Pursuant to an “Expense Limitation Agreement,” the Advisor has also agreed to waive its fees and reimburse expenses of the Fund, until at least August 28, 2021, to ensure that total annual fund operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business), will not exceed 2.50% of the Fund’s average daily net assets. These fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the Advisor within the three years after the date on which the fees were waived or expenses reimbursed. The Fund will make repayments to the Advisor only if, and to the extent that, such recoupment does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.

Non-listed Closed-End Structure; Limited Liquidity and Transfer Restrictions

The Fund is organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Shares on a daily basis. To meet daily redemption requests, mutual funds are subject to more stringent regulatory limitations than closed-end funds. A Shareholder will not be able to redeem his, her or its Shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s Shares are subject to restrictions on transferability and liquidity will be provided by the Fund only through quarterly repurchase offers or transfer of Shares as described herein below. An investment in the Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment. See “Risk Factors and Special Considerations” and “Non-Listed Closed-End Fund Structure”

Quarterly Repurchase of Shares

The Fund is an “interval fund,” a type of fund which, to provide liquidity to Shareholders, has adopted a limited repurchase policy to make quarterly offers to repurchase 5% of its outstanding Shares at NAV, reduced by any applicable repurchase fee.

The Fund will make quarterly repurchase offers. Written notification of each quarterly repurchase offer (the “Repurchase Offer Notice”) will be sent to Shareholders at least 21 calendar days before the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). No later than the 14th day after the Repurchase Request Deadline (or the next Business Day, if the 14th day is not a Business Day), the Fund will select a date to determine the Fund’s NAV for the applicable offer (“Repurchase Pricing Date”). The Fund expects to distribute payment to Shareholders between one and three Business Days after the Repurchase Pricing Date and will distribute such payment no later than seven calendar days after such date. The repurchase price is the NAV per Share. The Fund’s NAV may change materially between the date a repurchase offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and Repurchase Pricing Date. See “Net Asset Value” for a description of the method by which the Fund calculates NAV.

Tax Aspects

The Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as the Fund so qualifies, the Fund (but not the Shareholders) will not be subject to U.S. federal income tax on the part of its net ordinary income and net realized capital gains that it timely distributes to Shareholders. The Fund intends to distribute substantially all of such income and gains annually. To qualify for the favorable tax treatment of a RIC, the Fund must, among other things, satisfy certain source-of-income, asset diversification and distribution requirements. If in any year the Fund fails to qualify as a RIC, it would be taxed as an ordinary corporation and could be required to recognize unrealized gains, incur substantial tax on such unrealized gains and make certain substantial distributions in order to re-qualify as a RIC that is accorded special tax treatment. See “Taxation” in this Prospectus and “Tax Aspects” in the SAI.

Summary of Principal Risk Factors and Special Considerations

An investment in the Fund involves a considerable amount of risk. The following is a general summary of such risks. It is possible that investors in the Fund will lose money. The values of the instruments held by the Fund as part of its investment strategy will fluctuate based on many factors, such as market conditions, interest rate movements, investors’ perceptions of the financial conditions of the Targeted Portfolio Companies, and other political and economic events. As these instruments fluctuate in value, they may cause the NAV of the Fund’s Shares to also vary.

Investors in the Fund need to understand that the Targeted Portfolio Companies carry a high degree of investment risk because many of these firms may fail or may not achieve their performance or financial objectives and may be difficult for the Fund to sell.

Please refer to “Risk Factors and Special Considerations” for a more detailed discussion of the principal risk factors related to the Fund and the continuous offering of Shares.

New Fund Risk. The Fund is a newly organized, non-diversified, closed-end investment management company and it has no operating or trading history.

Risk of Loss or Total Loss. An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. There can be no assurance that the Fund will not incur losses. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. An investment in the Shares is subject to risks and involves a heightened risk of total loss of investment.

Risk of Illiquidity of Fund Shares. There is presently no market for the Fund’s Shares, which have limited liquidity and currently can be sold by Shareholders only in the quarterly repurchase program of the Fund; unless and until a secondary market for the Fund’s Shares develops, which the Fund has no reason to anticipate at this time, you will not be able to control the timing or the number of Shares that you desire to sell. The Fund’s Shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time.

As a closed-end “interval fund,” the Fund makes quarterly repurchase offers for 5% of the Fund’s outstanding Shares at NAV. Even though the Fund makes quarterly repurchase offers, investors should consider the Fund’s Shares to be illiquid. There is no guarantee that you will be able to sell the number of Shares that you wish to tender during a given repurchase offer.

Risks of Investing in the Targeted Portfolio Companies. The Targeted Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and consequently the reduction or loss of the Fund’s investment. The Advisor expects that the Fund’s holdings of Targeted Portfolio Companies may require several years to appreciate, and the Advisor can offer no assurance that such appreciation will occur.

●

Targeted Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

●

Because Targeted Portfolio Companies are privately owned, there is usually little publicly available information about these businesses; therefore, the Advisor may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the Targeted Portfolio Companies in which the Fund invests;

●

Targeted Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Targeted Portfolio Company and, in turn, on the Fund;

●

Targeted Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; and

●

 Targeted Portfolio Companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Valuation Risk. The Fund’s NAV is based on the value of its securities.

●

Unlike publicly traded common stock which trades on national exchanges, illiquid investments such as the Targeted Portfolio Companies must be valued by the Fund using fair value procedures. Fair valuation involves subjective judgments, and it is possible that the fair value determined for an investment may differ materially from the value that could be realized upon the disposition of the investment. Due to the lack of centralized information and trading, the valuation of the Targeted Portfolio Companies carries more risk than that of publicly traded common stock.

●

At any point in time, there may be few recent purchase or sale transactions or offers on private markets on which to base the value of a given private share. In addition, the prices reflected in recent private transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions. See “Net Asset Value.” In these cases, which the Fund expects will be in most circumstances, the Fund’s investments will be valued under the supervision of the Board of Trustees, pursuant to the Valuation Procedures and methodologies adopted by the Board of Trustees.

●

Although the Fund uses good faith efforts to determine the fair value of the Fund’s illiquid securities, the fair value will be dependent on information provided by its service providers including the Advisor and the independent third-party valuation agent. The Fund will also rely to some extent on information provided by the Targeted Portfolio Companies, which may not be timely or comprehensive. In addition, such information may not be available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate.

●

Given that the valuation of the Targeted Portfolio Companies will be inherently subjective, the Fund may not be able to sell these securities at the prices at which they are carried on the Fund’s books or may have to delay their sale to do so. This may in turn adversely affect the Fund’s NAV.

●

 Valuation issues also present regulatory risk. Regulatory guidance on the valuation by registered investment companies of securities, particularly securities for which a current market price is not readily available, does not outline a best methodology to employ when there is little market place intelligence available regarding other transactions in the security or company financials. As regulatory guidance develops, the Fund may need to adjust its fair valuation methods, which could negatively affect the Fund’s NAV.

Risk of Illiquidity of the Fund’s Investments. The Fund invests primarily in private company securities that are thinly traded and less liquid than other investments, or whose liquidity decreases in response to market developments or adverse investor perceptions. These securities may also be subject to “lock-up agreements” restricting their sale once the security is registered for public sale. For example, underwriters of IPOs customarily require holders of an issuer’s securities to agree not to sell such holder’s securities for 180 days after the IPO. As a result, upon or subsequent to a liquidation event of a Targeted Portfolio Company, the Fund may not be able to sell an investment, or a portion of an investment, when the Advisor believes that doing so would maximize returns. Furthermore, the illiquidity of the Fund’s investments may make it difficult for the Fund to sell such investments if the need arises (e.g., to fund quarterly repurchases of Shares). In addition, because private company securities are thinly traded, such securities may display especially volatile or erratic price movements, sometimes in response to relatively small changes in investor supply or demand or other market conditions. As a result, even if the Fund is able to sell such securities, the Fund may have to accept a lower price than the price determined by the Fund in accordance with its Valuation Procedures.

The inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may also adversely affect the Fund’s NAV.

Alternatively, because shares of private companies are generally limited in availability, the Fund may pay a higher price to purchase shares of companies the Advisor believes to be promising. Paying such a premium may adversely affect the Fund’s returns.

Finally, because the Fund deploys its capital to invest primarily in equity securities of private companies, it expects that its holdings of securities may require several years to appreciate in value, and the Fund can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that purchasers of Shares could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

Repurchase Offer Risk. Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Quarterly repurchases by the Fund of its Shares typically will be funded from available cash. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. However, payment for repurchased Shares may require the Fund to liquidate securities of Targeted Portfolio Companies earlier than the Advisor would otherwise liquidate such holdings (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective.

Risk of Failure to Qualify as a RIC. The Fund may be subject to substantial tax liabilities if it fails to qualify as a RIC.

Market Risk. Securities held by the Fund may fall in market value due to adverse market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate and the particular circumstances and performance of particular companies whose securities the Fund holds.

Risk of the Fund’s Investment Activities. The Fund’s investment activities involve a significant degree of risk. The performance of any investment is subject to numerous factors which are neither within the control of nor predictable by the Advisor.

Risk of Dependence Upon Principals of the Advisor. The services of the Advisor are essential to the continued operations of the Fund. If its services were no longer available, its absence could have a material adverse impact upon an investment in the Fund.

Risk of Advisor’s Lack of Experience. Prior to rendering investment services to the Fund, the Advisor has not managed any investment companies registered under the Investment Company Act. The Advisor’s lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of the Fund. Further, the Fund is the Advisor’s only client and it has not previously managed a similar strategy for any other investment advisory clients.

Risk of Broad Discretionary Power to Choose Investments and Strategies. The Advisory Agreement gives the Advisor broad discretionary power to decide what investments the Fund will make and what strategies it will use. The Advisor may, at times, decide not to make certain investments, thereby foregoing participation in price movements that would have yielded profits or avoided losses.

Management Risk. The Fund is actively managed and the Fund’s performance will reflect the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Risk that Investment Strategies May Not Be Successful. There can be no assurance that any investment method employed on behalf of the Fund will produce profitable results. Profitable investing is often dependent on anticipating trends.

Risk of Early Disposition of the Fund’s Investments. The Advisor may, in its sole discretion, determine to dispose of one or more of the Fund’s investments earlier than it otherwise would for tax reasons, including qualifying as a RIC pursuant to the Code, in which case the Shareholders may be adversely affected by such early disposition.

Risk of Effect of Fees and Expenses on Returns. The Fund will bear all expenses related to its operations. Such fees and expenses are expected to reduce the actual returns to Shareholders. Most of the fees and expenses will be paid regardless of whether the Fund produces positive investment returns. As a result, the Fund could incur a substantial cost with no opportunity for a return.

Non-Diversified Status Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act, which means the Fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer.

Private Marketplace Trading Risks. The Fund is dependent upon the relationships and contacts of the senior investment professionals of the Advisor and its affiliates to obtain information to perform research and due diligence on the Targeted Portfolio Companies the Fund acquires through private marketplaces, and to monitor the Fund’s investments after they are made. Nevertheless, there can be no assurance that the Advisor will be able to acquire adequate information on which to make its investment decision with respect to any private marketplace purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Targeted Portfolio Companies in which the Fund invests could cause it to lose part or all of its investment in such companies, which would have a material and adverse effect on the Fund’s NAV and results of operations.

In addition, there can be no assurance that Targeted Portfolio Companies in which the Fund invests through private marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund’s portfolio investments.

Investments in private companies, including through private marketplaces, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions.

Focus of Investments Risk. The investment strategy set forth herein does not require the Fund to invest in a specific minimum number of securities and financial instruments. The Fund may focus its investments in issuers in an economic sector and expects to have increased exposure to the Technology sector, as discussed below. Focusing the Fund’s portfolio in this manner would subject the Fund to a greater degree of risk with respect to the failure of one or a few investments and the Fund’s portfolio will be more susceptible to fluctuations in value resulting from adverse economic conditions affecting the performance of that particular sector or market than a more diversified portfolio. As a result, the Fund’s aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Technology Sector Risk. The revenues, income (or losses) and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the Fund’s Targeted Portfolio Companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any equity securities that the Fund may hold. This could, in turn, materially adversely affect the Fund’s business, financial condition and results of operations.

Business Risks of Venture-Backed Companies. The venture-backed companies in which the Fund invests may involve a high degree of business and financial risk because many have short operating histories and involve novel technology, products, or services. These companies, in some cases, may have significant variations in operating results, may be engaged in a rapidly changing business environment with products subject to a substantial risk of obsolescence, may require significant additional capital to support their operations, or may otherwise have a weak financial condition. Many venture-backed companies fail to become profitable and the capital invested in them, including the Fund’s investments, is often unsecured. Therefore, if a company fails to become profitable the Fund’s entire investment may be lost. Additionally, a venture-backed company’s success is often dependent on its management team, which may not have prior experience running a high-growth company or may suffer from turnover of key personnel. Ventured-backed companies often rely on market trends, which may not be sustainable, or on a competitive advantage that may be lost as competitors move into the market place. Further, venture-backed firms may be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, protecting intellectual property, and economic conditions. An issue with any of these barriers could cause the company to fold. Finally, the return on investment in venture-backed companies depends on the company’s ability to have a timely exit event, such as an IPO or merger or sale. A failure to obtain such an exit could result in substantial losses to the company’s equity holders, including the Fund. Thus, the Fund is subject to the risk of loss of all or substantially all its investments.

Competition Risk. The securities industry and the varied strategies and techniques to be engaged in by the Advisor are extremely competitive and each involves a degree of risk. The Fund will compete with firms, including many of the larger securities and investment banking firms, which have substantially greater financial resources and research staffs.

Common Stock Risk. The common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns.

Small Companies Risk. The Fund may invest in small and/or unseasoned companies with small market capitalization. Such companies generally have potential for rapid growth, but often involve higher risks because they may lack the management experience, financial resources, product diversification and/or competitive strength of larger and/or more established companies. In addition, in many instances, the frequency and volume of their trading may be substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings of such companies at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the lower trading volume of smaller company securities.

Preferred Securities Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Risk of Long-Term Objective; Not a Complete Investment Program. The Fund is not meant to provide a vehicle for those who wish to exploit short-term fluctuations in the stock market. An investment in Shares of the Fund should not be considered a complete investment program.

Risk of Increases in Assets Under Management - Adverse Effect on Trading. By accepting additional equity, the Fund may exceed the Advisor’s capacity – i.e., the maximum amount at which it can effectively trade and manage risk.

See “Risk Factors and Special Considerations” and the other information included in this Prospectus for a discussion of factors you should carefully consider before deciding to invest in the Shares of the Fund.

SUMMARY OF FUND EXPENSES

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear.

To make an investment in the Fund, a prospective investor may open a brokerage account with selected broker-dealers, banks or other or financial intermediaries that have an agreement with the Distributor to sell Fund Shares. Any costs associated with opening such an account are not reflected in the following table or the examples below. Investors should contact their broker or other financial professional for more information about the costs associated with opening such an account.

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load (percentage of purchase amount)	None
Repurchase proceeds processed by wire transfer fee (per wire redemption; deducted directly from account)[1]	$15.00
ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets attributable to Shares)
Advisory Fee	1.90%
Other Expenses[2]	2.60%
Total Annual Fund Expenses	4.50%
Less Fee Waiver and Expense Reimbursement[3]	(2.00%)
Net Annual Fund Expenses[3]	2.50%

1 If Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Fund’s administrator, which is currently $15.

2 Other Expenses are estimated for the Fund’s current fiscal year.

3 FNEX Advisor, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse Fund expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs such as dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) in order to limit Net Annual Fund Expenses to 2.50% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least August 28, 2021. The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The purpose of the table above is to assist investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. See “Fund Expenses” and “Management of the Fund – Advisor.”

Example: You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$25	$118	$212	$450

The preceding example is based on the fees and expenses set out above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The rate of return of the Fund also may be greater or less than the hypothetical 5% return used in the example above.

THE FUND

FNEX Ventures (the “Fund”) is a statutory trust that was formed under the laws of the State of Delaware on June 20, 2018. The Fund is registered with the SEC under the Securities Act and the Investment Company Act as a closed-end, non-diversified management investment company operating as an “interval fund.” The Fund’s mailing address is FNEX Ventures, c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205. FNEX Advisor, LLC serves as the Fund’s advisor (the “Advisor”).

The Fund is offering its Shares on a continuous basis at NAV per Share next calculated after receipt of the purchase in good order. The Fund does not intend to list its Shares on any securities exchange and the Fund does not expect a secondary market to develop for the Shares.

USE OF PROCEEDS

The net proceeds from the sale of Shares are invested by the Fund as soon as practicable after their receipt in accordance with the Fund’s investment objective and strategies and consistent with market conditions and the availability of suitable investments, subject to the Advisor’s ability to identify and acquire the securities of Targeted Portfolio Companies, taking into consideration general market conditions, availability of shares, target company transaction approval and share transfer procedures. Due to the nature of the Fund’s primary investments (i.e., private operating companies that often have right of first refusal or other board approval process that could take 90 days or more), the Fund anticipates that, at times, it may take longer than 90 days to invest all or substantially all its proceeds in accordance with its investment objective, though it is not expected to take longer than 6 months. Pending the investment of the proceeds of the continuous offering pursuant to the Fund’s investment policies, a portion of such proceeds not invested in accordance with the Fund’s investment objective may be invested by the Fund in short-term, high-quality debt securities, money market funds or other cash equivalents, and any cash balance will be held by the Fund’s Custodian. Any cash balance in such account, including any interest earned, will be held by the Custodian to be invested pursuant to the Fund’s investment policies. Such custodial accounts shall be the property of the Fund and held for the benefit of all Shareholders of the Fund, and any interest accrued in such custodial account will be for the benefit of all Shareholders and not any particular Shareholder. In addition, the Fund may maintain a portion of the proceeds of the continuous offering in cash with the Custodian to meet operational needs (including liquidity reserves necessary to comply with the Investment Company Act provisions regarding interval funds and quarterly repurchase offers) or during any period in which the Advisor determines, in its sole discretion, that investment of the Fund’s assets in Targeted Portfolio Companies is not in the best interests of the Fund. During such times, the Advisor will continue to receive its advisory fee subject to any expense limitation arrangements in place and such fee will likely exceed the return earned by the Fund on these investments.

INVESTMENT OBJECTIVE

The Fund’s investment objective is capital appreciation. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of Shareholders. Shareholders, however, will be notified in writing of any change at least 60 days before such changes take effect. An investment in the Fund is not appropriate for all investors. The Fund cannot assure you that its investment objective will be achieved.

INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (e.g., common and/or preferred stock, or convertible debt securities) of the Targeted Portfolio Companies selected by the Advisor from the FNEX Target List.  Equity securities of the Targeted Portfolio Companies consist of shares of either common stock, preferred stock, or convertible debt issued by such company. The Fund makes investments in the securities of the Targeted Portfolio Companies the Advisor reasonably believes can be fair valued in accordance with the Fund’s Valuation Procedures.  Preferred securities generally pay fixed or adjustable rate dividends to investors and generally have a “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on typical preferred securities currently outstanding are cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to the Shareholders. Preferred shareholders usually have no right to vote for corporate directors or on other matters. Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance.

The Fund’s holdings of equity securities may require several years to appreciate in value, and there is no assurance that such appreciation will occur. Due to the illiquid nature of most of the Fund’s investments and transfer restrictions that they are typically subject to, the Advisor may not be able to sell these securities at times when it deems it necessary to do so (e.g., to fund quarterly repurchases of Shares or at which time the Advisor believes is in the best interest of the Fund), or at all. The Targeted Portfolio Companies will often be subject to lock-up provisions that prohibit the Advisor from selling the Fund’s equity investments into the public market for specified periods of time after IPOs of a Targeted Portfolio Company, typically 180 days. As a result, the market price of such securities held by the Fund may decline substantially before it is able to sell these securities following an IPO.  In such situations, the Fund may at times purchase put options or sell call options on the security in order to hedge the Fund against the possibility of such a decline in value.  See “Options” below. For a complete discussion of the risks involved with the Fund’s investments, see “Risk Factors and Special Considerations”.

The FNEX Target List is a list of late stage start-up companies that have not yet had a public offering, primarily in the technology sector, selected and maintained by the Advisor according to several criteria, including revenue growth, market potential, product stage, management team, investor composition and level of financing and trading activity. The Advisor reviews, and if it determines necessary, adjusts, the composition of the FNEX Target List on at least a quarterly basis. The FNEX Target List may also include formerly private companies that have consummated an IPO for so long as the Advisor deems appropriate.  The criteria described above, together with the availability of the securities and their applicability for inclusion in the Fund’s portfolio, consideration of the Fund’s overall portfolio composition, and other salient investment factors will guide the Advisor’s decision to purchase a security on behalf of the Fund. In reviewing potential investments for the Fund, the Advisor utilizes, among other publicly available sources, the information and research available on premium databases (i.e. databases that compile information on private companies) and regulatory filings of issuers (primarily Form D and Form S-1, as applicable). The Advisor, wherever possible, interfaces with the management of companies targeted for investment and reviews their past and expected financial performance.  In addition, the Advisor may determine that investing in one or more of the companies on the FNEX Target List would not be in the best interests of the Fund. There may be reasons why a particular FNEX Target List issuer is not included in the Fund’s portfolio, including, without limitation, limited availability of shares for purchase, or the Advisor’s analysis of the appropriateness of particular securities of FNEX Target List issuers as investments for the Fund.

While portfolio securities are generally acquired for the long term, they may be sold when (1) the Advisor believes the Fund has an opportunistic option to make a reasonable return, (2) when the fundamentals of the issuer’s business or general market conditions have changed, or (3) when more attractive opportunities become available.

The Fund generally invests in Targeted Portfolio Companies by purchasing shares from existing shareholders, but under certain circumstances may, at the discretion of the Advisor, purchase securities directly from the issuer. The Advisor connects with sellers of shares through private secondary markets. The Fund will not accept any securities of Targeted Portfolio Companies through private secondary markets during any “restricted period” under the SEC’s Regulation M if either (1) the Fund or any affiliate thereof is a “selling security holder” in a “distribution” of such securities or (2) the Fund or any affiliate thereof is a “distribution participant” in a “distribution” of such securities (as such terms are defined under Regulation M). The Advisor connects with sellers of Targeted Portfolio Company shares through other financial intermediaries such as broker-dealers.

To the extent any affiliate of the Advisor or the Fund (“Affiliated Broker”) receives any fee, payment, commission, or other financial incentive of any type (“Broker Fees”) relating to the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the Investment Company Act. These policies and procedures include quarterly review by the Board of Trustees of any such payments. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an affiliated broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the Investment Company Act); (2) in the case of the purchase or sale of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (3) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period. No Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are effected by an Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the Investment Company Act and the Fund’s policies and procedures concerning Affiliated Brokers.

The Fund intends and expects to hold less than 5% of the outstanding voting securities of any particular Targeted Portfolio Company, but to the extent it holds 5% or more of the outstanding voting securities of a particular Targeted Portfolio Company, the Fund will comply in all respects with the limitations on affiliate transactions contained in Section 17 of the Investment Company Act, and the rules promulgated thereunder. In addition, the Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates.

The FNEX Target List should not be viewed as an index, but a selection of issuers in which the Fund seeks to make investments. The Fund’s performance will therefore not necessarily replicate the performance of any particular composite measurement of the stock performance of some or all issuers included in the FNEX Target List.

The Fund’s ability to implement this investment strategy is subject to the ability of the Advisor to identify and acquire the securities of Targeted Portfolio Companies on acceptable terms. The Fund is a “non-diversified” investment company, and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.” See “Risk Factors and Special Considerations.”

The Fund expects that most of the Targeted Portfolio Companies purchased will either (i) be in either internet-, mobile-, social media-, or other technology-related fields, or (ii) utilize developing or disruptive technologies in providing their products and services in in various sectors. As a result, the Fund will focus its investments on certain economic sectors.

The Fund will hold sufficient cash and cash equivalent securities (e.g., Treasury notes and money market funds) to meet its quarterly redemption obligations.

There can be no assurance that the Fund will achieve its investment objective or avoid substantial losses. Subject to the provisions of the Investment Company Act, the Fund’s objective and investment strategies may be changed by the Board of Trustees without the vote of a majority of the Fund’s outstanding voting securities. Notice will be provided to Shareholders of the Fund prior to any such change in accordance with the Investment Company Act.

The Fund’s stated fundamental policies may not be changed without a majority vote of the Shareholders, which means the lesser of: (i) 67% of the Shares present at a meeting at which holders of more than 50% of the outstanding Shares are present in person or by proxy; or (ii) more than 50% of the outstanding Shares.

Non-Principal Investment Strategies

Illiquid Securities. The Fund invests in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of the Fund’s net assets that may be invested in illiquid securities. The Board of Trustees or its delegate may determine that securities issued pursuant to Rule 144A under the Securities Act are marketable under procedures approved by the Board of Trustees.

 Options. The Fund may, from time to time, buy put options or sell call options as an additional means of hedging the portfolio. If a Targeted Portfolio Company completes an IPO, the Targeted Portfolio Company will often be subject to lock-up provisions that prohibit the Advisor from selling the Fund’s investments into the public market for specified periods of time after the IPO, typically 180 days. As a result, the market price of securities that the Fund holds may decline substantially before it is able to sell these securities following an IPO.  In such situations, the Fund may at times purchase put options or sell call options on the security in order to hedge the Fund against the possibility of such a decline in value.  An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. Certain options, known as American style options may be exercised at any time during the term of the option. Other options, known as European style options, may be exercised only on the expiration date of the option.

Short-Term Investments.  The Fund may utilize short-term investments, including, but not limited to cash or high-quality cash equivalents, including money market instruments, including money market investment companies and ETFs, short-term debt securities, commercial paper, certificates of deposit, banker’s acceptances and time deposits (“Cash Equivalents”), for cash management purposes such as to meet expenses, pending the investment of assets, or to maintain the liquidity necessary to effect repurchases of Shares.  The Fund may have significant holdings in cash and Cash Equivalents, generally at least 5%, and at times substantially more than 5% when seeking attractive investment opportunities and/or suitable investments.

Temporary Defensive Investments.  In response to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high-quality Cash Equivalents. A defensive position, taken at the wrong time may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

Additional Information Regarding the Fund’s Investment Strategy.  An investment in the Fund is highly speculative. There can be no assurance that the investment strategies employed by the Advisor will be successful or result in the investment objective of the Fund being achieved. In addition, the investment strategies utilized by the Fund are subject to certain limitations as a result of its registration under the Investment Company Act. See “Risk Factors and Special Considerations – Trading and Investment Risks” for risks factors associated with the Fund’s investment strategies.

Investment decisions require the exercise of judgment by the Advisor. The Advisor may, at times, decide not to make certain investments, thereby foregoing participation in price movements that would have yielded profits or avoided losses. Shareholders cannot be assured that the strategies or methods utilized by the Advisor will result in profitable investing for the Fund.

USE OF LEVERAGE

As described herein, the Fund does not intend to use leverage to seek to achieve its investment objective but it may borrow to meet its repurchase requirements.

RISK FACTORS AND SPECIAL CONSIDERATIONS

The following discussion summarizes some of the risks that a potential investor should consider before deciding to purchase the Fund’s Shares.

The past results of Targeted Portfolio Companies selected for investment by the Fund are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred. The Fund is not a complete investment program and should represent only a portion of an investor’s portfolio management strategy.

Risks of Investing in the Fund

New Fund Risk. The Fund is a newly organized, non-diversified, closed-end investment management company and it has no operating history. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment in the Fund could decline substantially. Special risks apply during the Fund’s start-up period, including the risk of failing to achieve the desired portfolio composition within the time period expected and the risk of commencing operations under inopportune market or economic conditions.

Risk of Loss or Total Loss. An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. There can be no assurance that the Fund will not incur losses. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. An investment in the Shares is subject to risks and involves a heightened risk of total loss of investment.

Risk of Illiquidity of Fund Shares.  The Fund is a closed-end investment company, provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 of the Investment Company Act, and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Fund’s repurchase policy.

Limited liquidity is provided to Shareholders only through the Fund’s quarterly repurchase offers for 5% of the Shares outstanding on the Repurchase Request Deadline. Even though the Fund makes quarterly repurchase offers, investors should consider the Fund’s Shares to be illiquid. There is no guarantee that Shareholders will be able to sell all of the Shares they desire to sell in a quarterly repurchase offer. Shareholders may tender more Shares than the Fund has offered to repurchase. If so, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, it is possible that not all Shares that are tendered in a repurchase offer will be repurchased. There is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a given quarter, thereby increasing the likelihood that a proration will occur. Finally, the Board of Trustees (including a majority of Independent Trustees in accordance with Rule 23c-3 of the Investment Company Act) may suspend quarterly repurchases if it determines that doing so is in the best interests of the Fund and its Shareholders. Each of these factors may further limit the liquidity of the Fund’s Shares.  See “Quarterly Repurchase of Shares.”

Risks of Investing in the Targeted Portfolio Companies.  Targeted Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of the Fund’s investment. In addition, the Targeted Portfolio Companies in which the Fund invests may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation, and would likely experience a complete loss on our investment.  The Advisor expects that the Fund’s holdings of Targeted Portfolio Companies may require several years to appreciate, and the Advisor can offer no assurance that such appreciation will occur. In fact, the Fund’s holdings of Targeted Portfolio Companies may decline in value.

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Targeted Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

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Because Targeted Portfolio Companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Advisor and its agents perform due diligence on these Targeted Portfolio Companies, their operations and their prospects, including review of independent research reports and market valuations of securities of such companies on other private markets, the Advisor may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the Targeted Portfolio Companies in which the Fund invests. Furthermore, there can be no assurance that the information that the Advisor does obtain with respect to any investment is reliable. The Fund will invest in Targeted Portfolio Companies for which financial information is not available if the Advisor determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its Shareholders;

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Targeted Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Targeted Portfolio Company and, in turn, on the Fund;

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Targeted Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; and

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Targeted Portfolio Companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Valuation Risk.  When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. See “Net Asset Value.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

The Fund’s portfolio investments are generally privately traded securities (unless one of the Targeted Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein). In accordance with the Investment Company Act, the Fund’s investments for which there are no readily available market quotations, including privately traded securities, are valued at fair value daily as determined in good faith by the Fund under consistently applied policies and procedures approved by the Board of Trustees in accordance with generally accepted accounting principles (“GAAP”). The participation of the Advisor in the Fund’s valuation process creates an inherent conflict of interest, as the Advisory Fee paid to the Advisor by the Fund is based on the value of the Fund’s assets, that will be monitored and overseen by the Board of Trustees and the Fund’s Chief Compliance Officer.  The Fund will utilize the services of an independent third-party valuation firm, which will prepare daily valuations for all or some of the Fund’s fair-valued securities. The valuations prepared by the independent valuation firm will be reviewed and approved monthly by the Board’s Valuation Oversight Committee, which is comprised solely of Independent Trustees with non-voting participation by the Advisor. As a non-voting member of the Valuation Oversight Committee, the Advisor does not have decision-making authority when it comes to differences in valuations between the Advisor and the pricing agent; the voting Committee members and, if needed, the Board retain this authority. The Valuation Oversight Committee oversees the implementation of the Fund’s fair value process by the Fund’s service providers, members from management, and the Advisor. These service providers must follow the Valuation Procedures adopted by the Board, and the Valuation Oversight Committee oversees the operation of these procedures and reports periodically to the Board on their effectiveness. The Board of Trustees retains ultimate authority as to the appropriate valuation of each such investment. To assist the Board in its oversight, the Fund has engaged an independent registered public accounting firm to test the valuations held on the Fund’s books.

Although the Fund uses good faith efforts to determine the fair value of Targeted Portfolio Companies, the fair value will be dependent on information provided by its service providers including the Advisor and the independent third-party valuation agent.  The Fund will also rely to some extent on information provided by the Targeted Portfolio Companies, which may not be timely or comprehensive. In addition, such information may not be available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, the Fund’s determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, the Fund’s fair market value determinations for Targeted Portfolio Companies may cause its NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize on one or more of its investments. As a result, investors purchasing Shares based on an overstated NAV would pay a higher price than the value of the Fund’s investments might warrant. Conversely, investors redeeming Shares during a period in which the NAV understates the value of the Fund’s investments will receive a lower price for their Shares than the value of the Fund’s investments might warrant.

Risk of Illiquidity of the Fund’s Investments.  The Fund’s investments are generally in non-publicly traded securities (unless one of the Fund’s Targeted Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein). Although the Fund expects that most of its equity investments will trade on private secondary marketplaces, certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some Targeted Portfolio Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any Targeted Portfolio Company at the time it desires to do so and at the price the Advisor anticipates. The illiquidity of the Fund’s investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises (e.g., to fund quarterly repurchases of Shares). Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, it may realize significantly less than the carrying value of its investments. Other than the liquidity reserve required for repurchases of Shares proscribed in Rule 23c-3(b)(10)(i) of the Investment Company Act, the Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of the Fund’s portfolio may be invested in such illiquid securities from time to time.

In addition, because the Fund deploys its capital to invest primarily in equity securities of private companies, it expects that its holdings of securities may require several years to appreciate in value, and the Fund can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that purchasers of Shares could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

Repurchase Offer Risk.  Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Quarterly repurchases by the Fund of its Shares typically will be funded from available cash. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments.  However, payment for repurchased Shares may require the Fund to liquidate securities of Targeted Portfolio Companies earlier than the Advisor would otherwise liquidate such holdings (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. Such liquidation could potentially result in losses as the Fund may not be able to sell such holdings at their carrying value. The Advisor intends to take measures to attempt to avoid or minimize such potential losses and, instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares.  If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses (subject to the Expense Limitation Agreement) and reducing any net investment income. In each case, such actions may reduce the Fund’s NAV.  Repurchases of Shares will tend to reduce the number of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio (although certain expenses may be capped under the Expense Limitation Agreement), to the extent that additional Shares are not sold. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.

The repurchase of a portion of a Shareholder’s original investment in the Shares will constitute a return of capital, which is not a return that is based on the performance of the Fund.  A return of capital will lower a Shareholder’s tax basis in the Shares and, after the adjusted basis is reduced to zero, will constitute capital gain to such Shareholder realized upon the repurchase of such Shares.

Risk of Failure to Qualify as a RIC. The Fund may be subject to substantial tax liabilities if it fails to qualify as a RIC.

Market Risk. Investing in the Fund involves market risk, which is the risk that the securities held by the Fund will fall in market value due to adverse market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate and the particular circumstances and performance of particular companies whose securities the Fund holds. The NAV of the Fund may at any point in time be worth less than the amount at the time the Shareholder invested in the Fund, even after taking into account any reinvestment of distributions.

Risk of the Fund’s Investment Activities. The Fund’s investment strategy involves a significant degree of risk. The performance of any investment is subject to numerous factors which are neither within the control of nor predictable by the Advisor. Such factors include a wide range of economic, political, technological, competitive and other conditions (including acts of terrorism or war) that may affect investments held by the Fund in general or specific industries or companies. The private securities markets in which the Fund primarily invests may be volatile or liquid, which may adversely affect the ability of the Fund to realize profits. As a result of the nature of the investing activities of the Fund, it is possible that the Fund’s financial performance may fluctuate substantially over time.

Risk of Dependence Upon Principals of the Advisor. The services of the Advisor are essential to the continued operations of the Fund. If its services were no longer available, its absence could have a material adverse impact upon an investment in the Fund. In addition, principals of the Advisor currently, and/or may in the future, serve as officers, directors, advisors and investors in other entities. The Fund will not have any interest in these projects. The Advisor believes that it has sufficient resources to fully discharge its responsibilities to the Fund and any projects it may organize in the future, if any. The principals of the Advisor will devote only so much of their time to the business of the Fund as is required in and by the Advisory Agreement, and beyond that only to the extent in their judgment is reasonably required.

Risk of Advisor’s Lack of Experience. The performance of the Fund depends on the Advisor’s ability to select investments on behalf of the Fund. Prior to rendering investment services to the Fund, the Advisor has not managed any investment companies registered under the Investment Company Act. The Investment Company Act and the Code impose numerous investment constraints on the operations of registered investment companies that do not apply to managing other types of investment accounts. The Advisor’s lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of the Fund. Further, the Fund is the Advisor’s only client and it has not previously managed a similar strategy for any other investment advisory clients.

Risk of Broad Discretionary Power to Choose Investments and Strategies. The Advisory Agreement gives the Advisor broad discretionary power to decide what investments the Fund will make and what strategies it will use. The Advisor may, at times, decide not to make certain investments, thereby foregoing participation in price movements that would have yielded profits or avoided losses. Shareholders cannot be assured that the strategies or methods utilized by the Advisor will result in profitable investing for the Fund.

Management Risk. The Fund is actively managed and the Fund’s performance will reflect the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Risk that Investment Strategies May Not Be Successful. There can be no assurance that any investment method employed on behalf of the Fund will produce profitable results. Profitable investing is often dependent on anticipating trends. In addition, markets experiencing random price fluctuations, rather than defined trends or patterns, may generate a series of losing investments. There have been periods in the past when the markets have been subject to limited and ill-defined price movements, and such periods may recur. Any factor that may lessen major price trends (such as governmental controls affecting the markets) may reduce the prospect for future profitability. Any factor which would make it difficult to execute trades, such as reduced liquidity or extreme market developments resulting in prices moving the maximum amount allowed in a single day could also be detrimental to profits or cause losses. Increases in margin levels on securities may occur in the future. Such increased margin and other potential regulatory changes may adversely impact investment strategies. No assurance can be given that the strategies employed on behalf of the Fund will be profitable in the future.

Risk of Early Disposition of the Fund’s Investments. The Advisor may, in its sole discretion, determine to dispose of one or more of the Fund’s investments earlier than it otherwise would for tax reasons, including in order to qualify as a RIC pursuant to the Code, in which case Shareholders may be adversely affected by such early disposition.

Risk of Effect of Fees and Expenses on Returns. The Fund will bear all expenses related to its operations. Such fees and expenses are expected to reduce the actual returns to investors. Most of the fees and expenses will be paid regardless of whether the Fund produces positive investment returns. As a result, the Fund could incur a substantial cost with no opportunity for a return.

Non-Diversified Status Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act, which means the Fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may invest in a smaller number of individual Targeted Portfolio Companies and financial instruments, including investing in each security to a greater degree, than a diversified investment company. As a result, the Fund may be more vulnerable to events affecting a single security or financial instrument and therefore, subject to greater volatility than a fund that is more broadly diversified. Accordingly, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

Private Marketplace Trading Risks.  The Fund intends to utilize private markets through brokers as well as by going directly to the companies and shareholders to acquire equity securities of Targeted Portfolio Companies. The Fund will generally have little or no direct access to financial or other information from the Targeted Portfolio Companies in which it invests through such private marketplaces. As a result, the Fund is dependent upon the relationships and contacts of the Advisor’s senior investment professionals to obtain the information for the Advisor to perform research and due diligence, and to monitor the Fund’s investments after they are made, under the oversight of the Board of Trustees. The Fund makes investments in the securities of Targeted Portfolio Companies the Advisor reasonably believes can be fair valued in accordance with the Fund’s Valuation Procedures. However, there can be no assurance that the Advisor will be able to acquire adequate information on which to make its investment decision with respect to any private marketplace purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Targeted Portfolio Companies in which the Fund invests could cause it to lose part or all of its investment in such companies, which would have a material and adverse effect on the Fund’s NAV and results of operations.

In addition, there can be no assurance that Targeted Portfolio Companies in which the Fund invests through private marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund’s portfolio investments. Further, prices on private markets, where limited information is available, may not accurately reflect the true value of a Targeted Portfolio Company, and may in certain cases overstate a Targeted Portfolio Company’s actual value, which may cause the Fund to realize future capital losses on its investment in that Targeted Portfolio Company. If any of the foregoing were to occur, it would likely have a material and adverse effect on the Fund’s NAV and results of operations.

Investments in private companies, including through private marketplaces, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private marketplaces and related market practices are still evolving, and, despite the Fund’s efforts to comply with applicable laws, it could be exposed to liability. The regulation of private marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Fund as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit trading in their stock, through such methods as contractual transfer restrictions and employment policies. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate its investments could be adversely affected.

Focus of Investments Risk. While the Advisor intends to purchase securities in a diverse group of Targeted Portfolio Companies, the investment strategy set forth herein does not require the Fund to invest in a specific minimum number of securities and financial instruments. The Fund may focus its investments in issuers in an economic sector and expects to have increased exposure to the Technology sector, as discussed below. Focusing the Fund’s portfolio in this manner would subject the Fund to a greater degree of risk with respect to the failure of one or a few investments. In that event, the Fund’s portfolio will be more susceptible to fluctuations in value resulting from adverse economic conditions affecting the economic sector than a portfolio that does not focus in an economic sector. As a result, the Fund’s aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Technology Sector Risk.  Technology-related sectors in which the Fund invests are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns.  Given the experience of the Advisor’s senior investment professionals within the technology space and considering the type of companies comprising the FNEX Target List, the Fund expects that a number of the Targeted Portfolio Companies in which it invests will operate in technology-related sectors. The revenues, income (or losses) and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by Targeted Portfolio Companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any equity securities that the Fund may hold. This could, in turn, materially adversely affect the Fund’s business, financial condition and results of operations.

Business Risks of Venture-Backed Companies. The venture-backed companies in which the Fund invests may involve a high degree of business and financial risk because many have short operating histories and involve novel technology, products, or services. These companies, in some cases, may have significant variations in operating results, may be engaged in a rapidly changing business environment with products subject to a substantial risk of obsolescence, may require significant additional capital to support their operations, or may otherwise have a weak financial condition. Many venture-backed companies fail to become profitable and the capital invested in them, including the Fund’s investments, is often unsecured. Therefore, if a company fails to become profitable the Fund’s entire investment may be lost. Additionally, a venture-backed company’s success is often dependent on its management team, which may not have prior experience running a high-growth company or may suffer from turnover of key personnel. Ventured-backed companies often rely on market trends, which may not be sustainable, or on a competitive advantage that may be lost as competitors move into the market place. Further, venture-backed firms may be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, protecting intellectual property, and economic conditions. An issue with any of these barriers could cause the company to fold. Finally, the return on investment in venture-backed companies depends on the company’s ability to have a timely exit event, such as an IPO or merger or sale. A failure to obtain such an exit could result in substantial losses to the company’s equity holders, including the Fund. Thus, the Fund is subject to the risk of loss of all or substantially all its investments.

Competition Risk. The securities industry and the varied strategies and techniques to be engaged in by the Advisor are extremely competitive and each involves a degree of risk. The Fund will compete with firms, including many private equity and venture capital funds, secondary market funds, other equity and non-equity based investment funds, and many of the larger securities and investment banking firms, which have substantially greater financial resources and research staffs. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to the Advisor. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than the Fund. Furthermore, many of the Fund’s competitors are not subject to the regulatory restrictions that the Investment Company Act imposes on the Fund as a RIC. There can be no assurance that the competitive pressures the Fund faces will not have a material adverse effect on its business, financial condition and results of operations. Also, because of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Fund can offer no assurance that it will be able to identify and make direct equity investments that are consistent with its investment objective. To the extent the Fund is unable to make investments in Targeted Portfolio Companies, an over-allocation of the Fund’s assets to cash could have an adverse effect on the overall performance of the Fund, as investments in cash and Cash Equivalents may not earn significant returns.

Common Stock Risk. The Fund may invest in common stocks. The common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns.

Small Companies Risk. The Fund may invest in small and/or unseasoned companies with small market capitalization. Such companies generally have potential for rapid growth, but they often involve higher risks because they may lack the management experience, financial resources, product diversification and/or competitive strength of larger and/or more established companies. In addition, in many instances, the frequency and volume of their trading may be substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings of such companies at discounts from quoted prices or may have to make a series of small sales over an extended period due to the lower trading volume of smaller company securities.

Preferred Securities Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the dividends received deduction. Because the claim on an issuer’s earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities.

Risk of Long-Term Objective; Not a Complete Investment Program. The Fund is not meant to provide a vehicle for those who wish to exploit short-term fluctuations in the stock market. An investment in Shares of the Fund should not be considered a complete investment program. Each Shareholder should consider the Fund’s investment objective as well as the Shareholder’s other investments when considering an investment in the Fund.

Risks of Increases in Assets Under Management - Adverse Effect on Trading. By accepting additional equity, the Fund may exceed the Advisor’s capacity – i.e., the maximum amount at which it can effectively trade and manage risk. For example, the Fund’s portfolio manager may encounter difficulty in establishing or liquidating larger positions at desired prices.

Transfer Restrictions and Liquidation Risks.  The Fund’s investments are, and are expected to be, primarily in equity securities of privately held companies. Such equity securities are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent. In order to complete a purchase of shares the Fund may need to, among other things, give the issuer or its stockholders a particular period of time, often 30 days, in which to exercise a veto right, or a right of first refusal, over the sale of such securities. The Fund may be unable to complete a purchase transaction if the subject company or its stockholders chooses to exercise a veto right or right of first refusal. When the Fund completes an investment (or upon conversion of equity-linked securities), it generally becomes bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority shareholder, if the majority stockholder sell its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular Targeted Portfolio Company, the Fund’s ability to liquidate such securities may be constrained. Transfer restrictions could limit the Fund’s ability to liquidate its positions in these securities (e.g., to fund quarterly repurchases of Shares) if the Fund is unable to find buyers acceptable to the Targeted Portfolio Company, or where applicable, its stockholders. Such buyers may not be willing to purchase the Fund’s investments at adequate prices or in volumes sufficient to liquidate its position, and even where they are willing, other stockholders could exercise their tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Fund to each buyer. Furthermore, prospective buyers may be deterred from entering into purchase transactions with the Fund due to the delay and uncertainty that these transfer and other limitations create.

Due to the illiquid nature of most of the Fund’s investments, the Advisor may not be able to sell these securities at times when it deems it necessary to do so (e.g., to fund quarterly repurchases of Shares or which time the Advisor believes is in the best interest of the Fund), or at all. Due to the difficulty of assessing the Fund’s NAV, the NAV for Shares may not fully reflect the illiquidity of the Fund’s portfolio, which may change on a daily basis, depending on many factors, including the status of the private markets on which the Fund’s portfolio securities may trade, and its particular portfolio at any given time.  Even if some of the Targeted Portfolio Companies complete IPOs, the Fund will often be subject to lock-up provisions that prohibit the Advisor from selling its investments into the public market for specified periods of time after an IPO, typically 180 days. As a result, the market price of securities that the Fund holds may decline substantially before it is able to sell these securities following an IPO.

Risk of Complex Capital Structures.  A primary feature of the Fund’s investment objective is to invest in private growth companies primarily comprising the FNEX Target List, either through private secondary market transactions or direct investments in such companies. Such private companies frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Advisor is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Advisor has limited information with respect to such capital structures. Although the Advisor believes that its senior investment professionals have extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that it will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Targeted Portfolio Company’s equity securities. Any failure on the Advisor’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause it to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s NAV and results of operations.

Risk of Uncertain Level of Distributions. Subject to the discretion of the Board of Trustees and applicable legal restrictions, the Fund may authorize, declare and pay cash distributions on an annual basis. The Fund will make distributions out of assets legally available for distribution. However, the Fund cannot assure its Shareholders that the Fund will achieve investment results or maintain a tax status that will allow the Fund to make a consistent level of distributions or year-to-year increases in distributions. The Fund’s ability to pay distributions might be adversely affected by the impact of the risks described in this Prospectus. Distributions from offering proceeds, a return of capital, could reduce the amount of capital the Fund ultimately invests in the Targeted Portfolio Companies or directly in securities or other financial instruments. The Fund cannot assure Shareholders that the Fund will pay distributions in the future.

As the Fund focuses on making primarily capital gains-based investments in equity securities (which generally will not be income producing) and pursuant to the restrictions on capital gains distribution by an investment company contained in the Investment Company Act, the Fund will not make distributions any more frequently than twice in any calendar year nor does the Fund expect to become a predictable issuer of distributions. In addition, the Fund expects that its distributions, if any, will be less consistent than other investment companies that primarily make debt investments. The Fund will generally have little, if any, control over the timing of any gains it may realize from its investments.

Non-principal investment risks

Hedging Risk. The Fund’s Targeted Portfolio Companies will often be subject to lock-up provisions that prohibit the Fund from selling its equity investments into the public market for specified periods of time after IPOs of a Targeted Portfolio Company, typically 180 days. As a result, the market price of securities that the Fund holds may decline substantially before it is able to sell these securities following an IPO.  The Fund may engage in hedging strategies using options in order to hedge the Fund against the possibility of such a decline in value.  Hedging against a decline in the value of portfolio positions does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus offsetting the decline in the portfolio positions’ value.

Risk of Use of Options. The prices of many options are highly volatile. Price movements of options contracts are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options also depends upon the price of the securities underlying them. The Fund is subject to the risk of the failure of any of the exchanges on which its positions trade or of their clearing houses, or counterparties. The cost of options is related, in part, to the degree of volatility of the underlying securities; accordingly, options on highly volatile securities may be more expensive than options on other investments.  If a put option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option. The risk involved in writing a call option is that if there is an increase in the market value of the security, the option could be exercised and the security would then be sold by the Fund at a lower price than its current market value.

Risk of Lack of Control.  The Fund does not intend to take controlling equity positions in Targeted Portfolio Companies. As a result, the Fund will be subject to the risk that a Targeted Portfolio Company may make business decisions with which the Advisor disagrees, and the stockholders and management of a Targeted Portfolio Company may take risks or otherwise act in ways that are adverse to the Fund’s interests. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in the Fund’s Targeted Portfolio Companies may have interests that differ from that of the Targeted Portfolio Company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of the Fund’s investment in the Targeted Portfolio Company. Due to the lack of liquidity for the equity investments that the Fund will typically hold in Targeted Portfolio Companies, the Advisor may not be able to dispose of the Fund’s investments in the event it disagrees with the actions of a Targeted Portfolio Company or its substantial shareholders, and the Fund may therefore suffer a decrease in the value of its investments.

Trading Risks. To the extent that a Targeted Portfolio Company goes public while held by the Fund, the Fund would be subject to the substantial risks involved in the trading of securities on exchanges. Market movements can be volatile and are difficult to predict. U.S. government activities can have a profound effect on interest rates that, in turn, substantially affect securities as well as the liquidity of markets. Politics, recession, inflation, employment levels, trade policies, international events, war, acts of terrorism and other unforeseen events can also have significant impacts upon the prices of securities. The volume and volatility of trading in the markets depends in part on general public interest and public opinion concerning economic conditions as well as the liquidity provided by market-makers and specialists. The liquidity of markets may also be affected by a halt in trading on a particular securities exchange or exchanges. Illiquid markets may make it difficult to get an order executed at a desired price. All of these market-related risks are difficult to eliminate or mitigate.

Risk of Drag-Along Rights.  The private company securities the Fund acquires (or into which they are convertible) are often subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in the company to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Targeted Portfolio Company at a specified price, which could be, in the Advisor’s opinion, inadequate or undesirable or even below the appropriate cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Advisor deems appropriate on the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that the Fund does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Temporary Defensive Position Risk. When a temporary defensive position is believed by the Advisor to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or Cash Equivalents, that the Advisor determines in its judgment to be of appropriate creditworthiness. Money market instruments in which the Fund may invest include obligations of the U.S. government, its agencies or instrumentalities, commercial paper that the Advisor determines to be investment grade, and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds, including ETFs. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. The Fund may find it more difficult to achieve its investment objective during temporary defensive periods.

General Risks

Risk of Economic Events.  The policy of the Board of Governors of the Federal Reserve System (the “Federal Reserve”), including with respect to certain interest rates and monetary policy, may adversely affect the value, volatility and liquidity of securities in Targeted Portfolio Companies and other securities, particularly dividend and interest paying securities. Market volatility, rising interest rates and/or a return to unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s Shares and distributions thereon can decline.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes could occur which may adversely affect the Fund. If some of the Fund’s assets are located offshore, there is a possibility that the jurisdiction in which the assets are housed until deployment will undergo tax, corporate or other changes of law, which could adversely impact the Fund and/or the Shareholders.

Risk of Non-Compliance with the Securities Exchange Act of 1934. In connection with any acquisition or beneficial ownership by the Fund of more than five percent (5%) of any class of the equity securities of a company registered under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Fund may be required to make certain filings with the SEC. Generally, these filings require disclosure of the identity and background of the purchaser, the source and amount of funds used to acquire the securities, the purpose of the transaction, the purchaser’s interest in the securities, and any contracts, arrangement or undertakings regarding the securities. In certain circumstances, the Fund may be required to aggregate its investment position in a given issuer with the beneficial ownership of that issuer’s securities by or on behalf of the Advisor, and its affiliates, which could require the Fund, together with such other parties, to make certain disclosure filings or otherwise restrict the Fund’s activities with respect to such issuer’s securities. In addition, if the Fund becomes the beneficial owner of more than ten percent (10%) of any class of the equity securities of a company registered under the Exchange Act, the Fund may be subject to certain additional reporting requirements and to liability for short-swing profits under Section 16 of the Exchange Act. The Fund will likely intend to manage its investments so as to avoid the short-swing profit liability provisions of Section 16 of the Exchange Act.

Cybersecurity Risk. The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Advisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

Temporary Defensive Position Risk.   The Fund may find it more difficult to achieve the long-term growth of capital component of its investment objective during temporary defensive periods.

Limits of Risk Disclosures

The above discussion of the various risks associated with the Fund and its securities is not, and is not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as market, economic, political, tax and other factors change or evolve over time, an investment in the Fund may be subject to risk factors not foreseeable at this time or described in this Prospectus.

MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees is broadly responsible for the management of the Fund, including general supervision of the duties performed by the Advisor. The Board of Trustees approves all material agreements between the Fund and persons or companies furnishing services to the Fund. The day-to-day operation of the Fund is delegated to the officers of the Fund and the Advisor subject always to the investment objective, restrictions and policies of the Fund and to the general supervision of the Board of Trustees. Officers of the Fund are affiliated with either the Advisor or another of the Fund’s service providers. While each such officer intends to devote what he or she and the Board of Trustees believe to be a sufficient amount of professional time to the duties and responsibilities of the particular officer position of the Fund, such officer’s services are not exclusive to the Fund and such officer may provide similar services to other entities.

The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the SAI.

Advisor

FNEX Advisor, LLC (the “Advisor”), a limited liability company organized under the laws of the State of Indiana, serves as the investment advisor to the Fund and is registered as such with the SEC under the Advisers Act. The Advisor’s address is One Indiana Square, Suite 2252, Indianapolis, IN 46204. The Advisor is newly formed and the Fund is its only client. FNEX, LLC, a financial technology and services company that owns and operates a private securities marketplace, owns 50% of the Advisor and is also the primary owner of Applied Capital, LLC (d/b/a FNEX Capital, LLC), an SEC-registered broker-dealer. The Advisor’s other owners include Ozark Capital Advisors, LLC and Ten23 Capital, LLC, which each own 25%. Ozark Capital Advisors is an investment firm that is primarily owned by Mark Kamies. Ten23 Capital is an investment firm that is primarily owned by Jeffrey Todd Robinson. Both Mr. Kamies and Mr. Robinson are employees and registered representatives of Applied Capital, LLC (d/b/a FNEX Capital, LLC).

The Advisor provides investment advisory services to the Fund, under the supervision of the Board of Trustees, pursuant to the investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor implements the overall investment strategy of the Fund; provides facilities and personnel, including officers required for the operations of the Fund; facilitates the preparation of various regulatory filings; liaises with regulators or exchange personnel as appropriate; invests and reinvests the assets of the Fund by selecting the securities, instruments and other investments and techniques that the Fund may purchase, sell or use; and fulfills certain regulatory compliance responsibilities. In consideration of the advisory services provided by the Advisor to the Fund, the Fund shall pay to the Advisor at the end of each calendar month an advisory fee at the annual rate of 1.90% of the Fund’s average daily net assets (the “Advisory Fee”). The Advisory Fee is an expense paid out of the Fund’s assets.

The Advisory Agreement was approved by the Board of Trustees on October 23, 2018 and takes effect upon the commencement of the Fund’s operations. A discussion regarding the basis for the approval of the Advisory Agreement by the Board of Trustees will be available in the Fund’s semi-annual report to Shareholders for the period ended May 31, 2020.

Portfolio Manager

Todd Ryden, Managing Director of the Advisor, has been primarily responsible for the day-to-day management of the Fund's portfolio since the Fund's launch in 2019. Mr. Ryden is the Founder of FNEX, LLC and has overseen its day-to-day operations since 2013. He is an experienced venture investor, entrepreneur and manager, having founded and sold several enterprises. FNEX, LLC has participated in over $4B in transactions since 2015, including fund placement and secondary transactions in late-stage, venture-backed companies. Mr. Ryden co-founded StarCom Broadband, a cable and high-speed data provider, which was sold to Comcast®. Mr. Ryden co-founded ViaStar Energy, Inc., which provided BPO services nationwide. ViaStar’s technology division was acquired by Motorola®, and its utility services division was acquired by NWP Services Corp.®. Mr. Ryden co-founded Cole Marketing, acquired in 2006, and Caldera Development, a real estate investment company. Prior to entering the business world, Mr. Ryden’s legal career included litigating at the Indiana Supreme Court and representing the State of Indiana in the tobacco litigation. Mr. Ryden obtained his Juris Doctorate from Indiana University School of Law in Indianapolis, has a certificate in International Contract Law from Tulane University, Paris, France, and obtained his B.A. from Purdue University. The SAI provides additional information about Mr. Ryden’s compensation, other accounts managed by Mr. Ryden and his ownership of securities of the Fund.

FUND EXPENSES

In addition to the Advisory Fee, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, interest, taxes, banking fees, expenses of legal services, expenses of the auditing and other services of its independent registered public accounting firm, the costs of shareholder meetings and of preparing, printing, and mailing proxy statements and soliciting proxies, costs of printing share certificates (if any) and shareholder reports, charges of the Fund’s custodian, charges of the transfer agent and dividend disbursing agent, charges of any provider of shareholder services and market support to the Fund, SEC fees, fees of Independent Trustees, expenses of the Trustees, the Fund’s pro rata portion of membership fees in trade organizations, its Chief Compliance Officer’s compensation, the Fund’s fidelity bond, professional liability coverage for the Fund’s Trustees and officers, expenses of qualifying the Fund for sale in various states, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund including fees payable to the Fund’s various service providers. Such expenses also will include expenses of any action, suit or other proceedings in which or in relation to which, among others, the Advisor or any Trustee is entitled to indemnity by the Fund.

In addition, the Fund is responsible for all expenses related to its investment program, including, but not limited to, all costs and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, including its investments in the Targeted Portfolio Companies (whether or not consummated), and enforcing the Fund’s rights in respect of such investments, transfer taxes and premiums, taxes withheld on non-U.S. dividends, fees for data and software providers, research expenses, professional fees (including, without limitation, the fees and expenses of consultants, attorneys and experts) and, if applicable, brokerage commissions, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased and margin fees.

Pursuant to the Expense Limitation Agreement, the Advisor is entitled to receive reimbursement from the Fund of organizational and offering expenses paid on the Fund’s behalf. The Advisor has agreed to waive its fees and reimburse expenses of the Fund until at least August 28, 2021, to ensure that total annual fund operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) will not exceed 2.50% of the Fund’s average daily net assets, computed on a monthly basis. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years following the date the fees were waived or expenses reimbursed. Notwithstanding the foregoing, the Fund will make repayments to the Advisor only if, and to the extent that, such recoupment does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed both: (i) the Fund’s expense limitation in place at the time of the waiver or reimbursement, and (ii) the Fund’s current expense limitation. The Expense Limitation Agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.

Organization and Offering Expenses

The Advisor has incurred organizational and offering costs on the Fund’s behalf and is entitled to receive reimbursement for such from the Fund. The reimbursement to the Advisor for organizational and offering costs will be borne by the Shareholders. Organization costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred. The Fund’s offering costs include, among other things, legal, accounting, printing and other expenses pertaining to this offering.

NET ASSET VALUE

The net asset value (“NAV”) of the Fund’s Shares is determined daily, as of the close of regular trading on the NASDAQ (normally, 4:00 p.m., Eastern time). Each Share is offered at the NAV next calculated after receipt of the purchase in good order. The price of the Shares increases or decreases on a daily basis according to the NAV of the Shares.  The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. With respect to the valuation of securities held by the Fund, the Fund will generally value such assets as described below.

The Board of Trustees is responsible for the determination of the Fund’s NAV. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the Fund’s securities and other assets (including any fair value pricing) to the to the Advisor in its capacity as investment adviser for the Fund, pursuant to the Valuation Procedures. The Advisor has, in turn, delegated daily valuation for any fair valued securities to an unaffiliated independent third party valuation agent. The Board of Trustees has established a Valuation Oversight Committee of the Board to which it has delegated the responsibility of overseeing determination of the fair value of the Fund’s portfolio securities and other assets on behalf of the Board in accordance with the Valuation Procedures. The Valuation Oversight Committee consists of all of the Independent Trustees with non-voting participation by the Advisor. The Valuation Oversight Committee shall monitor the material aspects of the Valuation Procedures as adopted and revised from time to time by the Board of Trustees, as well as the Fund’s compliance with respect to the valuation of its assets under the Investment Company Act.

Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

If market quotations are not readily available, as is generally the case with the Targeted Portfolio Companies, or if market quotations are deemed unreliable for a security, or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades, but before the Fund calculates its NAV, securities are valued at fair market value determined in “good faith” by the Board of Trustees or persons acting at the Board’s discretion. As a general matter, fair value represents the amount that the Fund could reasonably expect to receive if the Fund’s investment in the security were sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Board of Trustees believes to be reliable. The Fund has engaged an unaffiliated independent third-party valuation agent to provide daily valuations for the Fund’s investments. Such valuations will be reviewed by the Advisor and provided to the Fund’s Valuation Oversight Committee. Valuation determinations are reviewed by the Valuation Oversight Committee at least monthly and reviewed quarterly by the Board of Trustees (or more frequently if necessary), including in connection with any quarterly repurchase offer. The Fund’s Valuation Oversight Committee oversees the implementation of the Fund’s Valuation Procedures. The Valuation Oversight Committee monitors the material aspects of the Valuation Procedures, as adopted by the Board of Trustees and revised from time to time, as well as monitors the Fund’s compliance with respect to the valuation of its assets under the Investment Company Act. The Advisor and, as necessary, the independent third-party valuation agent, will participate in the monthly Valuation Oversight Committee meeting. The Board of Trustees reviews the appropriateness of the Fund’s method for valuing portfolio securities on an ongoing basis.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at the Board’s direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. Although the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction will accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

There is no single standard for determining fair value of a security. Rather, the third-party valuation agent’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the fair value determined for a security may differ from its actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the third-party valuation agent, pursuant to the Valuation Procedures, may consider several factors, including the implied valuation of the asset as reflected by stock purchase contracts reported in private markets, fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security, the price of such security in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein, and the per share price of the security to be valued in recent verifiable transactions, including private transactions. When providing pricing and valuation information to the Valuation Oversight Committee, the Advisor and the independent third-party valuation agent may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors. As part of its due diligence, the Advisor will attempt to obtain current information on an ongoing basis from market sources and/or issuers to value all fair valued securities.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the Investment Company Act, the Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

As a result of investments by the Fund or other investment vehicles accessed by the Fund, if any, in foreign securities or other instruments denominated in currencies other than the U.S. Dollar, the NAV of the Fund’s Shares may be affected by changes in the value of currencies in relation to the U.S. Dollar. The value of these instruments denominated in currencies other than the U.S. Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase or redeem Shares.

Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments of the Board of Trustees or the Advisor regarding appropriate valuations should prove incorrect.

INVESTORS IN THE FUND

An investment in the Fund involves a considerable amount of risk. It is possible that investors will lose money. Before making an investment decision, an investor should (i) consider the appropriateness of this investment with respect to personal investment objectives and financial situation and (ii) consider factors such as personal net worth, income, age, risk tolerance and liquidity needs. An investor should invest in the Fund only money that it can afford to lose, and it should not invest in the Fund money to which it will need access in the short-term or on a frequent basis. In addition, all investors should be aware of how the Fund’s investment strategies fit into their overall investment portfolios because the Fund is not designed to be, by itself, a well-balanced investment for a particular investor.

An investment in the Fund is appropriate only for investors who can bear the risks associated with the illiquidity of the Fund’s Shares and should be viewed as a long-term investment. The Fund should be considered to be an illiquid investment. Investors will not be able to redeem Shares on a daily basis because the Fund is a closed-end fund operating as an interval fund. The Fund’s Shares are not traded on an active market and there is currently no secondary market for the Shares, nor does the Fund expect a secondary market in the Shares to develop. However, limited liquidity may be available through the quarterly repurchase offers described in this Prospectus.

PURCHASES OF SHARES

Minimum Initial Investment

The Fund’s Shares are sold and redeemed at NAV. The minimum initial investment for Shares of the Fund is $2,500. The Fund may repurchase all the Shares held by a Shareholder if the Shareholder’s account balance in the Fund, because of repurchase or transfer requests by the Shareholder, is less than $2,500. The Fund may, at the Advisor’s sole discretion, accept accounts with less than the minimum investment amount.

Purchasing Shares

An investor may make purchases directly from the Fund by mail or bank wire. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by the Fund’s transfer agent. The returned check and stop payment fee is currently $25.00. The Fund has also authorized one or more brokers to accept purchase orders on its behalf and such brokers are authorized to designate intermediaries to accept purchase orders on behalf of the Fund. Orders will be deemed to have been received when the Fund, an authorized broker, or broker-authorized designee receives the order, subject to the order being accepted by the Fund in good order. The orders will be priced at the Fund’s NAV next computed after the orders are received. Investors may also be charged a fee by a broker or agent if Shares are purchased through a broker or agent.

The Fund reserves the right to (i) refuse to accept any request to purchase Shares of the Fund for any reason or (ii) suspend its offering of Shares at any time.

Regular Mail Orders. Payment for Shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cash, money orders, and traveler’s checks will not be accepted by the Fund. If checks are returned due to insufficient funds or other reasons, the investor’s purchase will be canceled and the investor will also be responsible for any losses or expenses incurred by the Fund and the Fund’s transfer agent. The Fund will charge a $35 fee and may redeem Shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Fund to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with a check made payable to the Fund, to:

FNEX Ventures

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

The application must contain a valid Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If an investor has applied for a SSN or TIN at the time of completing the account application but has not received the number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met and we have not been notified by the IRS that the particular U.S. investor is subject to back-up withholding.

By sending a check to the Fund, investors should be aware that they are authorizing the Fund to make a one-time electronic debit from their account at the financial institution indicated on their check. The bank account will be debited as early as the same day the Fund receives payment in the amount of the investor’s check. The original check will be destroyed once processed, and the investor will not receive the canceled check back. If the Fund cannot post the transaction electronically, the investor authorizes the Fund to present an image copy of the check for payment.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-888-626-3863 for instructions.

Subsequent Investments. Shareholders may add to their account by mail or wire at any time by purchasing Shares at the then current public offering price. The minimum subsequent investment is $1,000. Before adding funds by bank wire, please call the Fund at 1-877-244-6235 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to Fund confirmation statements. Otherwise, Shareholders should identify their account in a letter accompanying the purchase payment.

Automatic Investment Plan. The automatic investment plan enables Shareholders to make regular monthly or quarterly investments in Shares through automatic charges to their checking account. With Shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in Shares at the public offering price on or about the 21st day of the month. The Shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of Shares is provided through entry in the Fund’s share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of Shares owned.

QUARTERLY REPURCHASE OF SHARES

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of Shares, makes quarterly offers to repurchase Shares. No Shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s interval structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, Shareholders will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the Investment Company Act, a fundamental policy, which cannot be changed without Shareholder approval, requiring the Fund to offer to repurchase 5% of its Shares at NAV on a regular schedule. The schedule adopted by the Fund requires the Fund to make repurchase offers every three months. The Fund expects the first repurchase offer to be issued after the completion of the Fund’s first fiscal quarter, which is expected to be in the second quarter of calendar year 2020.

Repurchase Dates

The Fund will make quarterly repurchase offers every three months. As discussed below, the date on which the repurchase price for Shares is determined will occur no later than the 14th day after the final day in which Shareholders may submit a repurchase request of their Shares (the “Repurchase Request Deadline”) (or the next Business Day, if the 14th day is not a Business Day).

Repurchase Request Deadline

The date by which Shareholders wishing to tender Shares for repurchase must respond to the repurchase offer typically falls seven days before the Repurchase Pricing Date (defined below). When a repurchase offer commences, the Fund sends, at least 21 days before and no more than 42 days before the Repurchase Request Deadline, written notice to each Shareholder setting forth, among other things:

(a)       the percentage of outstanding Shares that the Fund is offering to repurchase and how the Fund will purchase Shares on a pro rata basis if the offer is oversubscribed;

(b)       the date of the Repurchase Request Deadline;

(c)       the date that will be used to determine the Fund’s NAV applicable to the repurchase offer (the “Repurchase Pricing Date”);

(d)       the date by which the Fund will pay to Shareholders the proceeds from their Shares accepted for repurchase;

(e)       the NAV of the Shares as of a date no more than seven days before the date of the written notice and the means by which Shareholders may ascertain the NAV;

(f)       the procedures by which Shareholders may tender their Shares and the right of Shareholders to withdraw or modify their tenders before the Repurchase Request Deadline;

(g)       the circumstances in which the Fund may suspend or postpone the repurchase offer; and

(h)       the repurchase offer amount and any applicable fees to such repurchase.

This notice may be included in a Shareholder report or other Fund document. The Repurchase Request Deadline will be strictly observed. If a Shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the Shareholder will be unable to liquidate Shares until a subsequent repurchase offer, and will have to resubmit a request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good order at any point before the Repurchase Request Deadline.

Determination of Repurchase Price and Payment for Shares

The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline (or the next business day, if the 14th day is not a Business Day). The Fund expects to distribute payment to Shareholders between one and three Business Days after the Repurchase Pricing Date and will distribute such payment no later than seven calendar days after such date. The repurchase price is the Fund’s NAV per Share. The Fund’s NAV per Share may change materially between the date a repurchase offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and Repurchase Pricing Date. The method by which the Fund calculates NAV is discussed above under “Net Asset Value.” During the period an offer to repurchase is open, Shareholders may obtain the current NAV by calling the Fund’s transfer agent at 1-877-244-6235.

Suspension or Postponement of Repurchase Offers

The Fund may suspend or postpone a repurchase offer in limited circumstances set forth in Rule 23c-3 under the Investment Company Act, as described below, but only with the approval of a majority of the Independent Trustees. The Fund may suspend or postpone a repurchase offer only: (i) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (ii) for any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iv) for such other periods as the SEC may by order permit for the protection of Shareholders of the Fund.

Oversubscribed Repurchase Offers

There is no minimum number of Shares that must be tendered before the Fund will honor repurchase requests. However, the Board of Trustees shall set for each repurchase offer a maximum percentage of Shares that may be repurchased by the Fund, which is 5% of the Fund’s outstanding Shares. In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional Shares up to a maximum amount of 2% of the outstanding Shares. If the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis.

If any Shares that a Shareholder wishes to tender to the Fund are not repurchased because of proration, the Shareholder will have to wait until the next repurchase offer and resubmit a new repurchase request, and the Shareholder’s repurchase request will not be given any priority over other Shareholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares that a Shareholder wishes to have repurchased in a given repurchase offer or in any subsequent repurchase offer. In anticipation of the possibility of proration, some Shareholders may tender more Shares than they wish to have repurchased in a particular quarter, increasing the likelihood of proration.

There is no assurance that a Shareholder will be able to tender his/her/its Shares when or in the amount that the Shareholder desires.

Consequences of Repurchase Offers

From the time the Fund distributes or publishes each repurchase offer notification until the Repurchase Pricing Date for that offer, the Fund intends to maintain liquid assets in excess of the gross estimated value of the percentage of its Shares subject to the repurchase offer. For this purpose, “liquid assets” means assets that may be sold or otherwise disposed of in the ordinary course of business, at approximately the price at which the Fund values them, within the period between the Repurchase Request Deadline and the repurchase payment deadline, or which mature by the repurchase payment deadline. The Fund anticipates that liquid assets for these purposes will typically consist of cash and Cash Equivalents. The Fund is also permitted to borrow up to the maximum extent permitted under the Investment Company Act. Such borrowings, in the form of a line of credit, could be used to fund repurchase offers to the extent the Fund’s then current cash position can be better deployed within the portfolio.

If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. There is no assurance that the Fund will be able sell a significant amount of additional Shares so as to mitigate these effects. The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraph. If, at any time, the Fund does not comply with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

These and other possible risks associated with the Fund’s repurchase offers are described under “Non-Listed Closed-End Fund Structure – Repurchase Offers Risk” below. In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see “Taxation” below and “Tax Aspects” in the SAI.

Transfers of Shares

Shares may be transferred only:

(a)       By operation of law as a result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Shareholder; or

(b)       Under certain limited circumstances, with the written consent of the Fund, which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances.

A Shareholder transferring Shares may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

In subscribing for Shares, a Shareholder agrees to indemnify and hold harmless the Fund, the Board of Trustees, the Advisor, each other Shareholder and any of their affiliates against all losses, claims, damages, liabilities, costs and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement), joint or several, to which those persons may become subject by reason of, or arising from, any transfer made by that Shareholder in violation of these provisions or any misrepresentation made by that Shareholder or a substituted Shareholder in connection with any such transfer.

NON-LISTED CLOSED-END FUND STRUCTURE

Closed-end Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Shares on a daily basis at a price based on NAV.

Limitations on Transfer; Shares Not Listed; No Market for Shareholder Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Agreement and Declaration of Trust and is affected by restrictions imposed under applicable securities laws. The Shares are not traded on any national securities exchange or other market. No market currently exists for the Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Fund will conduct quarterly repurchases of Shares, no assurances can be given that the Fund will not suspend the offer in accordance with Rule 23c-3(b)(3)(1). Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Repurchase Offers Risk. As described under “Quarterly Repurchase of Shares”, the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board of Trustees. Repurchases will be for 5% of the Fund’s outstanding Shares at NAV, pursuant to Rule 23c-3 under the Investment Company Act.

●	The Fund believes that these repurchase offers are generally beneficial to the Shareholders, and repurchases generally will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance.

●	To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. Moreover, reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective.

●	Repurchases of the Fund’s Shares will reduce the number of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional Shares are not sold and expenses otherwise remain the same (or increase).

●	The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. Although the Fund intends to maintain liquid assets in excess of the gross estimated value of the percentage of its Shares subject to the repurchase offer, if at any time liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund will sell investments, though the price received may be lower than the value of the investments as determined by the Fund, which would cause the Fund to realize losses.

●	The sale of securities of Targeted Portfolio Companies to fund repurchases could reduce the market price of those Companies.

●	If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. In each case, such actions may reduce the Fund’s NAV.

●	If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur.

●	A Shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.

VOTING RIGHTS OF SHAREHOLDERS

Each of the Fund’s Shareholders will have the right to cast a number of votes based on the number of Shares held at any meeting of Shareholders called by the Trustees or Shareholders holding at least a majority of the total number of votes eligible to be cast by all Shareholders. Shareholders will be entitled to vote on any matter on which holders of equity securities of a registered investment company formed as a statutory trust under the laws of the State of Delaware would be entitled to vote, including selection of Trustees, changes to the Fund’s fundamental investment policies, and approval of the selection of any new investment advisor to the Fund. Except for the exercise of their voting privileges, the Fund’s Shareholders will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

TAXATION

The following is a summary of certain aspects of the U.S. federal income taxation of the Fund and the Shareholders that should be considered by a prospective Shareholder. The Fund has not sought a ruling from the Internal Revenue Service (the “IRS”) or any other U.S. federal, state or local agency with respect to any tax matters affecting the Fund, nor has it obtained an opinion of counsel with respect to any of those matters.

The Fund intends to qualify for treatment as a RIC under the Code. As long as the Fund so qualifies, the Fund (but not the Shareholders) will not be subject to U.S. federal income tax on the part of its net ordinary income and net realized capital gains that it timely distributes to Shareholders. The Fund intends to distribute substantially all of such income and gains annually.

Distributions made from the Fund’s excess of net long-term capital gains over net short-term capital losses, or “net capital gain” (“capital gain dividends”), if properly reported by the Fund, are taxable to U.S. Shareholders as long-term capital gains, regardless of the length of time the U.S. Shareholder has owned Shares. Ordinary income and capital gain dividends are taxable to Shareholders even if they are reinvested in additional Shares of the Fund. Distributions in excess of the Fund’s current and accumulated earnings and profits (which represent a return of capital, meaning a return to Shareholders of the money they originally invested in the Fund) will first reduce the adjusted tax basis of a Shareholder’s Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such Shareholder. The Fund will provide the Shareholders with a written notice reporting the amount of dividends paid during the year that qualify as capital gain dividends, as qualified dividend income, and as ordinary income dividends.

To qualify for the favorable tax treatment of a RIC, the Fund must, among other things, satisfy certain source-of-income, asset diversification and distribution requirements. The Fund’s ability to dispose of assets to meet the distribution requirements may be limited by: (1) the illiquid nature of its portfolio; and (2) other requirements relating to the Fund’s status as a RIC, including the asset diversification tests. If the Fund disposes of assets to meet the requirements to qualify as a RIC, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous. If, in any taxable year, the Fund fails to qualify as a RIC, the Fund would be taxed in the same manner as an ordinary corporation and could be required to recognize unrealized gains, incur substantial tax on such unrealized gains and make certain substantial distributions in order to re-qualify for taxation as a RIC. For more information, see “Tax Aspects” in the SAI.

A Shareholder generally would recognize taxable gain or loss if the Shareholder redeems/sells or otherwise disposes of his, her or its Shares. The amount of gain or loss will be measured by the difference between such Shareholder’s adjusted tax basis in the Shares sold and the amount of the proceeds received in exchange. Any gain arising from such repurchase or disposition generally will be treated as long-term capital gain or loss if the Shareholder has held his, her or its Shares for more than one year. Otherwise, it will be classified as short-term capital gain or loss. However, any capital loss arising from the repurchase/sale or disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed if substantially identical Shares are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November or December but pays it in January, it will be taxable to shareholders as if the dividend had been received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year. Distributions may be subject to state and local taxes, as well as federal taxes.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 24%) for all taxable distributions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund Shares are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss and holding period to the Internal Revenue Service on Shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific Shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered Shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. Investors should consult independent sources, which may include a tax professional, with respect to decisions with respect to choosing a tax lot identification method.

THE FOREGOING IS A BRIEF SUMMARY OF CERTAIN U.S. FEDERAL INCOME TAX MATTERS THAT ARE PERTINENT TO PROSPECTIVE INVESTORS. THE SUMMARY IS NOT, AND IS NOT INTENDED TO BE, A COMPLETE ANALYSIS OF ALL PROVISIONS OF THE U.S. FEDERAL INCOME TAX LAW WHICH MAY HAVE AN EFFECT ON SUCH INVESTMENTS. THIS ANALYSIS IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. ACCORDINGLY, PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN RESPECTIVE TAX ADVISORS WITH RESPECT TO THEIR OWN RESPECTIVE TAX SITUATIONS AND THE EFFECTS OF THIS INVESTMENT THEREON.

 THE DISTRIBUTOR

Foreside Financial Services, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, acts as the distributor of the Fund’s Shares. Under the terms of the Distribution Agreement, the Distributor will continually distribute the Fund’s Shares on a best efforts basis but shall have no obligation to sell a certain number of Shares. Shares of the Fund will not be listed on any national securities exchange. The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of Shares. The Distributor does not receive compensation from the Fund for its distribution services. The Advisor pays the Distributor a fee for providing certain distribution-related services to the Fund.

DISTRIBUTIONS AND DIVIDENDS

The Fund intends to distribute all or substantially all its net investment income and all its realized short-term and long-term gains, if any, to Shareholders once each fiscal year when the Board of Trustees determines in its sole discretion (or twice in a fiscal year at such times determined by the Board of Trustees, if necessary for the Fund to maintain its status as a RIC and in accordance with the Investment Company Act). It is likely that many of the Targeted Portfolio Companies in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Fund is not a suitable investment for any investor who requires dividend income.

If an investor buys Shares just before the record date of a dividend declared by the Fund, the investor will receive that dividend. While the receipt of dividends shortly after a purchase of Shares by a Shareholder may seem like a windfall to an investor, such dividends generally will have the effect of reducing the per Share NAV of the Shareholder’s Shares by the per Share amount of the dividends, subject to other market fluctuations. Such dividends are generally subject to U.S. federal income tax at ordinary income or capital gain rates.

The Fund’s distributions generally are taxable to Shareholders. Distributions which exceed the Fund’s earnings and profits represent a return of capital, that is, a return of a portion of a Shareholder’s original investment in the Shares. If Fund distributions are funded from offering proceeds or borrowings, such distributions may constitute a return of capital and reduce the amount of capital available to the Fund for investment. The Fund has not established any limits on the extent to which the Fund may use offering proceeds to fund distributions. The Fund anticipates that, due to the U.S. federal income tax characterization of cash distributions made by some companies in which the Fund may invest, a small portion of the Fund’s distributions to Shareholders may also consist of tax-advantaged return of capital for U.S. federal income tax purposes. In general, such distributions will constitute a return of capital to a Shareholder, rather than a dividend, to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. Any capital returned to Shareholders through distributions will be distributed after payment of fees and expenses. A return of capital is a return of a portion of the Shareholder’s original investment in the Fund. The portion of any distribution treated as a return of capital will not be subject to U.S. federal income tax currently, but will result in a corresponding reduction in a Shareholder’s basis in the Shares and after the adjusted basis is reduced to zero, will constitute capital gain to such Shareholder (that is, will result in an increase of a Shareholder’s tax liability) when the Shareholder later sells or exchanges Shares of the Fund.

Shareholders will automatically have all distributions reinvested in Shares issued by the Fund or Shares of the Fund purchased on the open market in accordance with the Fund’s dividend reinvestment plan unless an election is made to receive cash. Shareholders who receive dividends in the form of additional Shares will be subject to the same U.S. federal, state and local tax consequences as Shareholders who elect to receive their dividends in cash. See “Dividend Reinvestment Plan.”

There can be no assurance that the Fund will achieve any level of distributions or that it will do so at a particular rate.

DIVIDEND REINVESTMENT PLAN

Any distributions made with respect to Shares registered in the Shareholder’s name will be reinvested automatically pursuant to the Automatic Dividend Reinvestment Plan (the “Plan”) by the Fund’s transfer agent, which is agent under the Plan, unless the Shareholder elects to receive cash. Because the advisory fee is based on the Fund’s daily net assets, distributions automatically reinvested by the Fund’s transfer agent will increase the advisory fee paid to the Advisor. Distributions with respect to Shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional Shares under the Plan, unless the service is not provided by the broker or nominee or the Shareholder elects to receive distributions in cash. Investors who own Shares registered in street name should consult their broker-dealers for details regarding reinvestment. A participant in the Plan may elect to receive all dividends in cash by contacting the Plan agent in writing at the address specified below or by calling the Plan agent at 1-877-244-6235.

Under the Plan, participants in the Plan will receive newly issued Shares or Shares repurchased from Shareholders by the Fund and held as treasury stock. The number of Shares received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s NAV per share. The automatic reinvestment of dividends and other distributions will not relieve participants of any U.S. federal, state or local income tax that may be payable (or required to be withheld) on such dividends or other distributions.

The Plan agent maintains all Shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by Shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan agent in non-certificated form in the name of the participant. Shares in the account of each Plan participant will be held by the Plan agent in non-certificated form in the name of the participant. Under no circumstances will certificates be issued to participants.

In the case of Shareholders such as banks, brokers or nominees, that hold Shares for others who are the beneficial owners, the Plan agent will administer the Plan on the basis of the number of Shares certified from time to time by the Shareholder as representing the total amount registered in the Shareholder’s name and held for the account of beneficial owners who participate in the Plan. A Plan participant may terminate his or her account under the Plan by notifying the Plan agent in writing to FNEX Ventures, c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205, or by telephone at 1-877-244-6235. A termination will be effective immediately if notice is received by the Plan agent more than three Business Days prior to any dividend or distribution payment date. If such notice is received less than three Business Days prior to any dividend or distribution payment date, then such dividend or distributed will be reinvested, and such termination shall be effective with respect to any subsequent dividends or distributions. The Fund reserves the right to amend or terminate its Plan as applied to any distribution paid subsequent to written notice of the change sent to the members of such Plan at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the Plan agent on at least 30 days’ written notice to the participants in such Plan. Neither the Fund nor the Plan agent shall be liable for any act performed in good faith or any good faith omission to act in connection with the matters discussed in this “Dividend Reinvestment Plan” section, including, without limitation, any claim of liability: (i) arising out of any failure to terminate a participant’s account, sell Shares held in the Plan, or invest dividends; or (ii) with respect to the prices at which Shares are purchased or sold for the participant’s account and the time such purchases or sales are made.

For more information about the Plan you may contact the Plan agent in writing at FNEX Ventures, c/o M3Sixty Administration, LLC, or by calling the Plan agent at 877-244-6235.

ADMINISTRATOR, ACCOUNTING AGENT AND TRANSFER AGENT

M3Sixty Administration, LLC (the “Administrator”), located at 4300 Shawnee Mission Pkwy, Suite 100, Fairway, KS 66205, serves as administrator, accounting agent and transfer agent to the Fund. Pursuant to the Investment Fund Services Agreement, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

CUSTODIAN

The Fund has entered into a Custody Agreement with Fifth Third Bank (the “Custodian”). Under the terms of this agreement, the Custodian will serve as custodian of the Fund’s assets. The Custodian’s address is 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

LEGAL MATTERS

Certain legal matters in connection with the Fund’s Shares will be passed upon for the Fund by Practus, LLP, located at 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, which also serves as legal counsel to the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of the Fund is BBD, LLP.

ADDITIONAL INFORMATION

This Prospectus constitutes part of a Registration Statement filed by the Fund with the SEC under the Securities Act and the Investment Company Act. This Prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the SEC. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations or free of charge through the SEC’s web site (http://www.sec.gov).

Inquiries concerning the Fund and its Shares should be directed to FNEX Ventures, c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205, or by calling the Fund at 1-877-244-6235.

PRIVACY NOTICE

FACTS	WHAT DOES FNEX VENTURES DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	●	Social Security number
	●	Assets
	●	Retirement Assets
	●	Transaction History
	●	Checking Account Information
	●	Purchase History
	●	Account Balances
	●	Account Transactions
	●	Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons FNEX Ventures chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information			Does FNEX Ventures share?	Can you limit this sharing?
For our everyday business purposes –
Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus			Yes	No
For our marketing purposes – to offer our products and services to you			No	We don’t share
For joint marketing with other financial companies			No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences			No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness			No	We don’t share
For non-affiliates to market to you			No	We don’t share

Questions?	Call 1-877-244-6235

Who we are
Who is providing this notice?	FNEX Ventures
What we do
How does FNEX Ventures protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does FNEX Ventures collect my personal information?

We collect your personal information, for example, when you

●    Open an account

●    Provide account information

●    Give us your contact information

●    Make deposits or withdrawals from your account

●    Make a wire transfer

●    Tell us where to send the money

●    Tell us who receives the money

●    Show your government-issued ID

●    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●      Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●      Affiliates from using your information to market to you

●      Sharing for non-affiliates to market to you

●      State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● None
Non-Affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ● FNEX Ventures does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● FNEX Ventures does not jointly market.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2

STATEMENT OF ADDITIONAL INFORMATION

FNEX VENTURES

 Shares of Beneficial Interest

FNEX Ventures (the “Fund”) is a newly organized, non-diversified, closed-end management investment company operating as an “interval fund.” This Statement of Additional Information (“SAI”) relating to shares of the Fund (“Shares”) does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated September 20, 2019 (the “Prospectus”). This SAI does not include all information that a prospective investor should consider before purchasing Shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing such Shares. A copy of the Prospectus may be obtained without charge by calling the Fund at 1-877-244-6235. The Prospectus and this SAI are part of the registration statement filed with the Securities and Exchange Commission (the “SEC”), Washington, D.C., which includes additional information regarding the Fund. The registration statement may be obtained from the SEC upon payment of the fee prescribed, inspected at the SEC’s office at no charge or inspected on the SEC’s website at http://www.sec.gov. Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.

This SAI is dated September 20, 2019

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

THE FUND

      FNEX Ventures was formed as a Delaware statutory trust on June 20, 2018 and is registered under the Securities Act of 1933 and the Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified management investment company operating as an “interval fund.” FNEX Advisor, LLC serves as the Fund’s investment adviser (the “Advisor”).

 INVESTMENT OBJECTIVES AND POLICIES

Foreign Investments Risk. The Fund may invest in equity securities of foreign issuers, including common stock, preferred stock, and convertible debt. Investments in foreign companies exposes the Fund to more risks than if it invested solely in domestic companies. Investments outside the United States or denominated in non-U.S. currencies pose currency exchange risks (including blockage, devaluation and non-exchangeability), geopolitical risks as well as a range of other potential risks that could include, depending on the country involved, expropriation, nationalization or other adverse political or economic developments, confiscatory taxation, political or social instability, illiquidity, price volatility, and market manipulation. In addition, less information may be available regarding non-U.S. issuers and non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Further, non-U.S. securities markets may not be as liquid as U.S. markets. Transaction costs of investing outside the U.S. are generally higher than in the U.S. and higher costs result because of the cost of converting a non-U.S. currency to dollars. There is generally less government supervision and regulation of markets, brokers, and issuers outside the U.S. than there is in the U.S. and there is greater difficulty in taking appropriate legal action in non-U.S. courts. Further, the Fund may have difficulty enforcing its rights as an equity holder in a foreign jurisdiction. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Fund’s performance.

Developing and Emerging Markets Risk. The Fund may invest in issuers that are economically tied to developing and emerging markets. Such investment involves additional risks and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include, among others: (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including war); (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of securities markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on repatriation of invested capital and on the ability to exchange local currencies for U.S. Dollars; (viii) increased likelihood of governmental involvement in and control over the economies; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards, which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the securities markets; (xii) longer settlement periods for securities transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; and (xiv) certain considerations regarding the maintenance of the Fund’s securities and cash with non-U.S. brokers and securities depositories.

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS

The Fund has adopted certain fundamental investment policies and restrictions, which cannot be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities of an investment company, such as the Fund, means the affirmative vote of the lesser of: (a) more than fifty percent (50%) of its outstanding shares; or (b) sixty-seven percent (67%) or more of the voting securities present at a meeting of the Fund’s shareholders (“Shareholders”) (provided that more than fifty percent (50%) of its outstanding shares are represented at the meeting in person or by proxy). If a fundamental policy and restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages will not be considered a violation of any of these fundamental policies and restrictions if these increases or decreases in percentages result solely from increases or decreases in the total amount of the Fund’s assets or changes in the values of portfolio investments, provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

The following are fundamental policies that may be changed only with a Shareholder vote:

(1)      The Fund may not issue any senior security (as that term is defined in the Investment Company Act) or borrow money, except to the extent permitted by the Investment Company Act, the rule and regulations thereunder and any applicable exemptive relief.

(2)      The Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(3)      The Fund may not purchase or sell real estate except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(4)     The Fund may invest in commodities only as permitted by the Investment Company Act or other governing statute, by the Rules thereunder or by the SEC or other regulatory agency with authority over the Fund.

(5)     The Fund may not make loans to others, except as permitted under the Investment Company Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6)     The Fund will not invest more than 25% of the value of its total assets in a particular “industry or group of industries”, as that phrase is used in the Investment Company Act, and as interpreted, modified or otherwise permitted by a regulatory authority having jurisdiction, from time to time (the “Fundamental Concentration Policy”).

The Fund interprets each of these fundamental investment policies and restrictions under the Investment Company Act, the rules and regulations under the Investment Company Act, and the SEC’s and its staff’s interpretations of the Investment Company Act.

Other Fundamental Policies

In addition, the Fund has adopted the following fundamental policies with respect to repurchase offers, which may not be changed without the approval of the holders of a majority of the Fund’s outstanding Shares:

(a)     The Fund will make quarterly repurchase offers pursuant to Rule 23c-3 under the Investment Company Act, as it may be amended from time to time, for no less than 5% of the Shares outstanding at net asset value less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements.

(b)     The Fund will repurchase Shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the Board of Trustees in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 days and no more than 42 days after the Fund sends notification to Shareholders of the repurchase offer.

(c)     There will be a maximum 14 calendar day period (or the next Business Day if the 14th calendar day is not a Business Day) between the Repurchase Request Deadline and the date on which the Fund’s net asset value applicable to the repurchase offer is determined (the “Repurchase Pricing Date”).

For any percentages adopted by the Fund as maximum limitations on its investment policies and restrictions, an excess above the fixed percentage will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or action taken by the Advisor. In other words, changes in percentages due to market appreciation or depreciation of a position will not cause a violation of the policy or restriction. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above as the coverage ratio described in paragraph 1 must be met at all times.

NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS

The rest of the Fund’s investment policies, including its investment objective described under “Investment Objective” in the Prospectus, are considered non-fundamental and may be changed by the Board of Trustees without Shareholder approval. Shareholders, however, will be notified in writing of any change at least 60 days before effecting any material change to the Fund’s investment objective. The Fund interprets each non-fundamental investment policy and restriction under the Investment Company Act, the rules and regulations under the Investment Company Act, and the SEC’s and its staff’s interpretations of the Investment Company Act.

PORTFOLIO TURNOVER

The Fund may dispose of securities without regard to the length of time they have been held when such actions, for defensive reasons or otherwise, appear advisable to the Advisor. The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded. A high portfolio turnover rate bears certain tax consequences and results in greater transaction costs, which are borne directly by the Fund or indirectly by the Shareholders.

MANAGEMENT OF THE FUND

Board of Trustees

The Fund is governed by its Board of Trustees, which has overall responsibility for monitoring and overseeing the Fund’s investment program, its management and operations, and the Advisor on behalf of the Fund and the Shareholders. The Board of Trustees has approved the Fund’s investment program as described in the Prospectus.

At least a majority of the Trustees are and will be persons who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act, of the Fund (referred to as the “Independent Trustees”). Each investor, by purchasing Shares in the Fund, will become a Shareholder of the Fund and will be deemed to have voted for the election of each initial Trustee. Any vacancy on the Board of Trustees may be filled by a majority of the remaining Trustees, except to the extent the Investment Company Act requires the election of trustees by Shareholders.

Trustees and Officers

The tables below show, for each Trustee and executive officer of the Fund, his or her name, address and age, the position held with the Fund, the length of time served as Trustee or officer of the Fund, the Trustee’s or officer’s principal occupations during the last five (5) years, the number of portfolios in the Advisor’s fund complex overseen by the Trustee or for which a person served as an officer, and other directorships or trusteeships held by such Trustee. The address of each trustee and officer is 4300 Shawnee Parkway, Suite 100, Fairway, KS 66205.

Information Regarding Trustees

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) and Other Directorships/Trusteeships During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
Todd R. Ryden – 1971	Interested Trustee and President	Since 2018	Managing Director, FNEX Advisor, LLC (2018-present); Founder, FNEX, LLC (a financial technology and services company)(2012-present).	1

Gary W. DiCenzo – 1962	Independent Trustee and Chairman	Since 2018	Chairman, 360 Funds (2019- present); Trustee, 360 Funds (2014- present); Chief Executive Officer, Cognios Capital (investment management firm) (2015-present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	1
Steven D. Poppen – 1968	Independent Trustee	Since 2018	Trustee, 360 Funds (2018 - present); Trustee, M3Sixty Funds Trust (2015 – present); Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1998-present).	1
Thomas J. Schmidt – 1963	Independent Trustee	Since 2018	Trustee 360 Funds (2018 - present); Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present); Vice President of the Mutual Fund and Alternative Investment Full Service Transfer Agent (1986-2014).	1

Information Regarding Officers

Name and Year of Birth	Position with the Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held By the Trustee
Randall K. Linscott – 1971	Vice President	Since 2018	Chief Executive Officer, M3Sixty Administration, LLC (2013–present); Managing Member, M3Sixty Holdings, LLC, (2011–present).	N/A	N/A
Andras P. Teleki – 1971	Secretary	Since 2018

Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC, and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, 360 Funds (2015–present); Chief Compliance Officer and Secretary, WP Trust (2016–present); Secretary, Monteagle Funds (2015–2016); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–2016); Partner, K&L Gates, (2001–2015).

				N/A	N/A
Nick Horvath – 1960	Chief Compliance Officer	Since 2018	Chief Risk and Compliance officer, M3Sixty Administration, LLC (2019-Present); Compliance Officer and Mutual Fund Operations Officer, DST Systems (financial services company) (1993-2018).	N/A	N/A
Larry Beaver – 1969	Treasurer	Since 2019

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-Present); Assistant Treasurer, Capital Management Investment Trust (July 2017-July 2018); Assistant Treasurer, 360 Funds (July 2017-Present); Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, 360 Funds (2007-July 2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).

				NA	N/A

Trustee Share Ownership

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in all registered investment companies advised by the Advisor (“Family of Investment Companies”) that are overseen by the Trustee is shown below.

Name of Trustee[1]	Dollar Range of Equity Securities in the Fund[2]	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen in Family of Investment Companies[2]
Todd R. Ryden[3] (Interested Trustee)	None	None

Gary W. DiCenzo	None	None

Steven D. Poppen	None	None

Thomas J. Schmidt	None	None

1 The address for each Trustee and officer is 4300 Shawnee Parkway, Suite 100, Fairway, KS 66205.

2 As of September 20, 2019, the Fund had not yet commenced operations.

3 Considered to be an Interested Person within the meaning of the Investment Company Act through his position or affiliation with the Advisor.

Compensation of Trustees

The following table shows information regarding the compensation expected to be received by the Independent Trustees, and from all registered investment companies for which the Advisor serves as an investment adviser for the Fund’s initial fiscal year ending November 30, 2020. No compensation is paid by the Fund to Trustees that are interested persons of the Advisor (as determined under the Investment Company Act). In all cases, no pension or retirement benefits accrued as part of the Fund’s expenses.

Name of Independent Trustee	Total Compensation from Fund and Fund Complex Paid to Trustees
Gary W. DiCenzo[1]	$12,000
Steven D. Poppen [1]	$12,000
Thomas J. Schmidt [1]	$12,000

1 Independent Trustees initially will receive a fee of $2,500 for each regular quarterly Board meeting and $250 for each non-quarterly Valuation Oversight Committee meeting attended.

Board of Trustees Committees

The Board of Trustees has an audit committee (the “Audit Committee”), a valuation oversight committee (the “Valuation Oversight Committee”) and a nominating committee (the “Nominating Committee”), each consisting of the three (3) Trustees who are Independent Trustees. No Trustee has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Mr. Poppen is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Fund and its internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board of Trustees in overseeing the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Fund’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund’s independent registered public accounting firm; and (v) act as a liaison between the Fund’s independent registered public accounting firm and the full Board of Trustees.

Mr. DiCenzo is the Chairman of the Valuation Oversight Committee. The Valuation Oversight Committee is responsible for overseeing determination of the fair value of the Fund’s portfolio securities and other assets on behalf of the Board in accordance with the Fund’s valuation procedures. The Valuation Oversight Committee shall monitor the material aspects of the Fund’s valuation procedures as adopted and revised from time to time by the Board of Trustees, as well as the Fund’s compliance with respect to the valuation of its assets under the Investment Company Act.

Mr. DiCenzo is also the Chairman of the Nominating Committee. The Nominating Committee is responsible for recommending qualified candidates to the Board of Trustees if a position is vacated or created. The Nominating Committee would consider recommendations by Shareholders if a vacancy were to exist. In considering Trustee nominee candidates, the Nominating Committee considers a wide variety of factors, including the overall diversity in the composition of the Board of Trustees. The Nominating Committee believes the Board of Trustees generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board of Trustees, but has not adopted any specific policy in this regard.

The Board of Trustees has determined that its leadership structure is appropriate given the business and nature of the Fund, the Fund’s status as a new company with no performance history, the small size of the Board of Trustees and the Fund’s relatively small initial capitalization. The Board of Trustees considered that the Chairman of the Audit Committee is an Independent Trustee and serves as a key point person for dealings between management and the other Independent Trustees. The Independent Trustees also regularly meet outside the presence of management. The Board of Trustees has determined that its committees help ensure that the Fund has effective and independent governance and oversight. The Board of Trustees also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management of the Fund, including the Advisor. The Board of Trustees reviews its structure on an annual basis.

As an integral part of its responsibility for oversight of the Fund in the interests of Shareholders, the Board of Trustees, as a general matter, oversees risk management of the Trust’s investment programs and business affairs. The function of the Board of Trustees with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Fund. The Board of Trustees recognizes that: (i) not all risks that may affect the Fund can be identified; (ii) it may not be practical or cost-effective to eliminate or mitigate certain risks; (iii) it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals; and (iv) the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information.

The Board of Trustees exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board of Trustees itself. The Fund faces a number of risks, such as investment-related and compliance risks. The Advisor’s personnel seek to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. Under the overall supervision of the Board of Trustees or the applicable Committee of the Board of Trustees, the Fund and the Advisor employ a variety of processes, procedures and controls to identify such possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Fund’s Chief Compliance Officer, as well as various personnel of the Advisor and other service providers such as the Fund’s independent accountants, may report to the Audit Committee and/or to the Board of Trustees with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

The officers and Trustees of the Fund, in the aggregate, own less than 1% of the Shares of the Fund as of the date of this SAI.

As of September 20, 2019 each Independent Trustee, and his or her immediate family members, did not beneficially or of record own securities in: (i) an investment adviser or principal underwriter of the Fund; or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

Shareholder Communications to the Board of Trustees

Shareholders may send communications to the Board of Trustees by addressing the communications directly to the Board of Trustees (or individual Board of Trustees members) and/or otherwise clearly indicating in the salutation that the communication is for the Board of Trustees (or individual Board of Trustees members). The Shareholder may send the communication to either the Fund’s office or directly to such Board of Trustees members at the address specified for each Trustee. Other Shareholder communications received by the Fund not directly addressed and sent to the Board of Trustees will be reviewed and generally responded to by management. Such communications will be forwarded to the Board of Trustees at management’s discretion based on the matters contained therein.

The Advisor

The Advisor is FNEX Advisor, LLC. The Advisor, a limited liability company organized under the laws of the State of Indiana, is registered as such with the SEC under the Advisers Act. The Advisor is newly formed and the Fund is currently its only client. The Advisor’s standard mailing address and the address of its principal office, including its office for service for process and for purposes of overnight mail, is One Indiana Square, Suite 2252, Indianapolis, Indiana 46204.

Advisory Agreement

The Advisor provides investment advisory services to the Fund, under the oversight of the Board of Trustees, pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor, under the oversight of the Board of Trustees, implements the overall investment strategy for the Fund; provides facilities and personnel, including officers required for the operations of the Fund; facilitates the preparation of various regulatory filings; liaises with regulators or exchange personnel as appropriate; invest and reinvest the assets of the Fund by selecting the securities, instruments and other investments and techniques that the Fund may purchase, sell or use; and fulfills certain regulatory compliance responsibilities.

The Advisory Agreement is effective for an initial two (2) year term and may be continued in effect if the continuance is approved annually by the Board of Trustees, including a majority of Independent Trustees, by vote cast in person at a meeting called for the purpose of voting on approval. The Board of Trustees or the Shareholders may terminate the Advisory Agreement on sixty (60) days’ prior notice to the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as defined by the Investment Company Act and the rules under that Act.

In consideration of the advisory services provided by the Advisor to the Fund, the Fund shall pay to the Advisor at the end of each calendar month an advisory fee at the annual rate of 1.90% of the Fund’s average daily net assets, computed monthly (the “Advisory Fee”). The Advisory Fee is an expense paid out of the Fund’s assets.

The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Fund, the Advisor and any partner, director, officer or employee of the Advisor, or any of their affiliates, executors, heirs, assigns, successors or other legal representative, will not be liable to the Fund for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Fund. The Advisory Agreement also provides for indemnification, to the fullest extent permitted by law, by the Fund of the Advisor and its respective affiliates and controlling persons, for any liability or expense, including without limitation reasonable attorneys’ fees and expenses, to which the person may be liable that arises in connection with the performance of services to the Fund, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, gross negligence, reckless disregard of duty, a material breach of a provision of the Advisory Agreement or violation of applicable law, including, without limitation, the federal and state securities laws.

Expense Limitation Agreement

Pursuant to the Expense Limitation Agreement, the Advisor is entitled to receive reimbursement from the Fund of organizational and offering expenses paid on the Fund’s behalf. The Advisor has agreed to waive its fees and reimburse expenses of the Fund, until at least August 28, 2021, to ensure that total annual fund operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 2.50% of the Fund’s average daily net assets, computed on a monthly basis. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years following the date the fees were waived or expenses reimbursed. Notwithstanding the foregoing, the Fund will make repayments to the Advisor only if, and to the extent that, such recoupment does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed both: (i) the Fund’s expense limitation in place at the time of the waiver or reimbursement, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board of Trustees on sixty (60) days’ written notice to the Advisor.

Portfolio Manager

Other Accounts Managed by Portfolio Manager. The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities (other than the Fund). Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment accounts, and (iii) other accounts. Information is shown as of July 31, 2019.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Todd R. Ryden	0	$0	0	$0	0	$0

Compensation of the Portfolio Manager

Mr. Ryden is a principal of the Advisor and as such is compensated through distributions that are based primarily on the profits and losses of the Advisor.

Securities Ownership of the Portfolio Manager

The Fund is a newly-organized closed-end management investment company. Accordingly, as of the date of this SAI, the portfolio manager does not beneficially own any securities issued by the Fund.

Conflicts of Interest

There are no conflicts of interest to disclose because neither the Advisor nor Mr. Ryden manage any accounts other than the Fund.

PORTFOLIO TRANSACTIONS

The Advisor is responsible for, makes decisions with respect to and places orders for purchases and sales of portfolio securities for the Fund, under the general supervision of the Board of Trustees. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions, which vary among different brokers. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor normally deals directly with dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere or as described below. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

The Advisory Agreement between the Fund and Advisor generally provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Fund. When allocating transactions to broker-dealers, the Advisor will consider, in determining whether a particular broker-dealer will provide best execution, all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Advisor need not pay the lowest spread or commission available if it determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Advisor’s overall responsibilities as to the accounts as to which it exercises investment discretion. Research services may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparisons of the performance of the Fund to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Fund recognizes that no dollar value can be placed on such research services or on execution services, such research services may or may not be useful to the Fund. Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the management fee payable to the Fund. The Advisor will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund.

The Board of Trustees will periodically review the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.

DESCRIPTION OF SHARES

Shares

The Shares will be offered in a continuous offering thereafter at the Fund’s then current net asset value per Common Share.

Other Shares

The Board of Trustees (subject to applicable law and the Fund’s Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of Shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Board of Trustees sees fit.

TAX ASPECTS

The following is a summary of certain aspects of the U.S. federal income taxation of the Fund and the Shareholders that should be considered by a prospective Shareholder. The Fund has not sought a ruling from the Internal Revenue Service (the “IRS”) or any other U.S. federal, state or local agency with respect to any tax matters affecting the Fund, nor has it obtained an opinion of counsel with respect to any of those matters.

The summary of the U.S. federal income tax treatment of the Fund and the Shareholders set out below is based upon the Internal Revenue Code (the “Code”), judicial decisions, Treasury Regulations (proposed and final) (the “Regulations”) and administrative rulings in existence as of the date of this SAI, all of which are subject to change, possibly with retroactive effect. The summary does not discuss the effect, if any, of various proposals to amend the Code that could change certain of the tax consequences of an investment in the Fund; nor does the summary discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the U.S. federal income tax laws, such as insurance companies, financial institutions, tax-exempt organizations, dealers in securities, Shareholders who invest in the Fund through an IRA, or Shareholders subject to the alternative minimum tax. This summary assumes that Shareholders hold their Shares as capital assets (generally, for investment). This summary does not discuss any aspects of U.S. estate or gift tax or state, local or non-U.S. tax law. Each prospective Shareholder should consult with his, her or its own tax adviser in order to fully understand the U.S. federal, state, local and non-U.S. tax consequences of an investment in the Fund.

For purposes of this summary, a “U.S. Shareholder” is a beneficial owner of Shares that is, for U.S. federal income tax purposes:

(a)       A citizen or individual resident of the United States;

(b)       A corporation or other entity treated as a corporation created or organized in or under the laws of the United States, any state thereof or the District of Columbia;

(c)       An estate the income of which is subject to U.S. federal income taxation regardless of its source; or

(d)       A trust, if (i) a court within the United States can exercise primary supervision over the trust’s administration and one or more U.S. persons (within the meaning of Section 7701(a)(30) of the Code) have the authority to control all its substantial decisions, or (ii) a valid election to be treated as a U.S. person is in effect under the relevant Regulations with respect to such trust.

A beneficial owner of Shares that is not a U.S. Shareholder or a partnership is referred to herein as a “non-U.S. Shareholder.”

If an entity or arrangement that is classified as a partnership for U.S. federal income tax purposes holds Shares, the tax treatment of a partner in the partnership generally will depend upon the status of the partner and the activities of the partnership. Partnerships considering an investment in the Shares and partners in such partnerships should consult their tax advisers regarding the U.S. federal income tax consequences of acquiring, owning and disposing of the Shares.

Taxation of the Fund

Qualification as a RIC. The Fund intends to qualify for the special tax treatment accorded to Regulated Investment Companies (“RICs”) under the Code. As long as the Fund so qualifies, the Fund (but not the Shareholders) will not be subject to U.S. federal income tax on the part of its net ordinary income and net realized capital gains that it timely distributes to Shareholders. If the Fund retains any such income or gains, it will be subject to tax at regular corporate rates on the amount retained. The Fund intends to distribute substantially all of such income and gains annually.

To qualify for the favorable tax treatment of a RIC, the Fund must, among other things, satisfy the source-of-income, asset diversification, and distribution requirements described below.

First, the Fund must derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, certain payments with respect to securities loans, net income derived from an interest in a “qualified” publicly traded partnership, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (such as gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies. A publicly traded partnership is “qualified” if it is treated as a partnership for U.S. federal income tax purposes and less than ninety percent (90%) of its gross income consists of income described in the previous sentence. To the extent the Fund invests in entities or arrangements that are treated as partnerships or grantor trusts for U.S. federal income tax purposes and are not qualified publicly traded partnerships, the income derived from such investments may be treated in whole or in part as non-qualifying income for purposes of the gross income test described in this paragraph, depending on the underlying source of income to such entities or arrangements. If the Fund were otherwise to fail to satisfy the gross income test for a taxable year, it would nevertheless be considered to satisfy such test if its failure to satisfy the gross income test were due to reasonable cause and not willful neglect and if it were to satisfy certain procedural requirements. The Fund would be subject to an excise tax if it were to rely on this rule in order to meet the gross income test.

Second, the Fund must satisfy an asset diversification test. Under that test, at the close of each quarter of the Fund’s taxable year:

(a)       At least fifty percent (50%) of the value of the Fund’s assets must generally consist of cash and cash items (including receivables), U.S. government securities, securities of other RICs, and securities of other issuers if, as to each of those other issuers, the Fund has not invested more than five percent (5%) of the value of the Fund’s total assets in securities of each such issuer and the Fund does not hold more than ten percent (10%) of the outstanding voting securities of each such issuer; and

(b)       No more than twenty-five percent (25%) of the value of the Fund’s total assets may be invested in each of the securities (other than U.S. government securities and securities of other RICs) of: (i) any one issuer, (ii) two (2) or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or (iii) qualified publicly traded partnerships. If the Fund were otherwise to fail to satisfy the asset diversification test, it would nevertheless be considered to satisfy such test if either: (A) the failure to satisfy the asset test was de minimis and the Fund were to satisfy the asset test within a prescribed time period, or (B) the Fund’s failure to satisfy the asset diversification test was due to reasonable cause and not willful neglect, the Fund were to satisfy the test within a prescribed time period and the Fund were to satisfy certain procedural requirements. The Fund’s failure to satisfy the asset diversification test would be considered de minimis if it were due to the Fund’s ownership of assets the total value of which did not exceed the lesser of ten million dollars ($10,000,000) and one percent (1.00%) of the total value of the Fund’s assets at the end of the fiscal quarter in which the test was being applied. The Fund would be subject to an excise tax if it were to rely on the rule described in (B) of this paragraph in order to meet the asset diversification test. With respect to these limitations and restrictions imposed by the Code, the Fund, in appropriate circumstances, will be required to “look through” to the income, assets and investments of certain Portfolio Funds.

     Third, the Fund must distribute at least ninety percent (90%) of its investment company taxable income (which includes, among other items, dividends and interest net of expenses and net short-term capital gains in excess of net long-term capital losses) for the taxable year. Distributions by the Fund made during the taxable year or, under specified circumstances, within a period up to twelve (12) months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of this requirement.

Failure to Qualify as a RIC. If, in any taxable year, the Fund fails to qualify as a RIC under the Code, the Fund would be taxed in the same manner as an ordinary corporation. In addition, in order to re-qualify for taxation as a RIC that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, incur substantial tax on such unrealized gains and make certain substantial distributions. The remainder of this discussion assumes that the Fund qualifies for taxation as a RIC.

Excise Tax. The Code requires a RIC to pay a nondeductible four percent (4%) excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98.2% net income, determined, in general, on an September 30 year end, plus certain undistributed amounts from the previous years. While the Fund intends to distribute its income and capital gain net income in the manner necessary to avoid imposition of the four percent (4%) excise tax, it is possible that some excise tax will be incurred and, although not currently anticipated, there are circumstances in which the Fund may not have the necessary information, or may, for other reasons, elect not to make the distributions necessary to avoid this tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

U.S. Shareholders

Distributions. Distributions paid by the Fund from its ordinary income or from its excess of net short-term capital gains over net long-term capital losses (together referred to as “ordinary income dividends”) are taxable to U.S. Shareholders as ordinary income to the extent paid from the Fund’s current or accumulated earnings and profits. Distributions made from the Fund’s excess of net long-term capital gains over net short-term capital losses, or “net capital gain” (“capital gain dividends”), if properly reported by the Fund, are taxable to U.S. Shareholders as long-term capital gains, regardless of the length of time the U.S. Shareholder has owned Shares. Ordinary income and capital gain dividends are taxable to Shareholders even if they are reinvested in additional Shares of the Fund. Distributions in excess of the Fund’s current and accumulated earnings and profits (which represent a return of capital, meaning a return to Shareholders of the money they originally invested in the Fund) will first reduce the adjusted tax basis of a Shareholder’s Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such Shareholder. The Fund will provide the Shareholders with a written notice reporting the amount of dividends paid during the year that qualify as capital gain dividends, as qualified dividend income (discussed below), and as ordinary income dividends.

A portion of the Fund’s ordinary income dividends attributable to the dividends received from domestic corporations, and reported as such, may be eligible for the dividends received deduction allowed to corporations under the Code if certain requirements are met. In addition, ordinary income dividends that are properly reported by the Fund and are derived from qualified dividend income are taxed to individuals at the rates applicable to long-term capital gains. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. Certain holding period and other requirements must be met by both the Shareholder and the Fund for distributions to be eligible for the corporate dividends received deduction or the preferential individual tax rates that apply to qualified dividend income, as the case may be. There can be no assurance as to what portion, if any, of the Fund’s distributions will be eligible for the dividends received deduction or will constitute qualified dividend income.

If the Fund pays a dividend in January that was declared in the previous October, November or December to Shareholders of record on a specified date in one of such months, then such dividend will be treated for U.S. federal income tax purposes as being paid by the Fund and received by the Shareholders on December 31 of the year in which the dividend was declared.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates (currently at a maximum of thirty-five percent (35%)) on the amount retained. In such case, it may report the retained amount as undistributed capital gains in a notice to the Shareholders, who will be treated as if each received a distribution of its pro rata common share of such gain, with the result that each Shareholder will: (i) be required to report its pro rata common share of such gain on its tax return as long-term capital gain; (ii) receive a refundable tax credit for its pro rata common share of tax paid by the Fund on the gain; and (iii) increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

If an investor buys Shares just before the record date of a dividend declared by the Fund, the investor will receive that dividend. Such dividends, although in effect a return of capital, will be treated as ordinary income or capital gain dividends to the extent described above. Accordingly, the timing of the purchase of the Shares may result in a return of a portion of the investment as taxable income. Therefore, prior to purchasing Shares, an investor should carefully consider the impact of ordinary income or capital gains dividends that are expected to be or have been announced.

Sale, Redemptions Other Disposition of Shares. Upon the sale, exchange, repurchase or other disposition of Shares (including upon dissolution of the Fund), the Shareholder generally will realize a capital gain or loss in an amount equal to the difference between the amount realized and the Shareholder’s adjusted tax basis in the Shares sold. Such gain or loss will be long-term or short-term, depending upon the Shareholder’s holding period for the Shares. Generally, a Shareholder’s gain or loss will be a long-term gain or loss if the Shares have been held for more than one year. However, any loss upon the sale or exchange of Shares held for six (6) months or less will be treated as long-term capital loss generally to the extent of any capital gain dividends received (or undistributed capital gains deemed received) by the Shareholder. For non-corporate U.S. Shareholders (including individuals), long-term capital gains may be subject to preferential rates of taxation. The deductibility of capital losses is subject to limitations under the Code. A loss realized on a sale or exchange of Shares will be disallowed if any Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed of. In such case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss.

Medicare Tax. Certain U.S. Shareholders who are individuals, estates or trusts and whose income exceeds certain thresholds will be required to pay a 3.8% Medicare tax on all or a portion of their “net investment income,” which includes dividends received from the Fund and capital gains from the sale or other disposition of the Fund’s stock.

Non-U.S. Shareholders

Distributions. Ordinary income dividends paid to non-U.S. Shareholders generally will be subject to a thirty percent (30%) U.S. withholding tax (or possibly a lower rate provided by an applicable tax treaty) to the extent paid from the Fund’s current or accumulated earnings and profits unless the dividends are effectively connected with the non-U.S. Shareholder’s U.S. trade or business and, if an income tax treaty applies, attributable to the non-U.S. Shareholder’s permanent establishment (as described below). However, for taxable years of a regulated investment company beginning before January 1, 2014 (and, if extended as has happened in the past, for taxable years covered by such extension), certain “interest-related dividends” and “short-term capital gain dividends” paid by the Fund to a non-U.S. Shareholder and reported by the Fund as such are eligible for an exemption from the thirty percent (30%) U.S. withholding tax. Interest-related dividends generally are dividends derived from certain interest income earned by the Fund that would not be subject to such tax if earned by a foreign Shareholder directly. Short-term capital gain dividends generally are dividends derived from the excess of the Fund’s net short-term capital gains over net long-term capital losses. Both “interest-related dividends” and “short-term capital gain dividends” must be reported as such by a written statement furnished to Shareholders. There can be no assurance as to whether this provision will be extended or, even if extended, what portion of the Fund’s distributions would qualify for favorable treatment as interest related dividends or short-term capital gain dividends. Non-U.S. Shareholders are urged to consult their own tax advisers concerning the applicability of U.S. withholding tax.

Sale or Other Disposition of Shares. A non-U.S. Shareholder will generally be exempt from U.S. federal income tax on capital gain dividends, any amounts retained by the Fund that are reported as undistributed capital gains and any gains realized upon the sale or other disposition of Shares of the Fund (including upon dissolution of the Fund), except in the case of: (i) an individual non-U.S. Shareholder that is present in the United States for one hundred and eighty-three (183) days or more in the taxable year of such distribution, sale or other disposition and for which certain other conditions are met; or (ii) a non-U.S. Shareholder for which such gains are effectively connected with the non-U.S. Shareholder’s U.S. trade or business and, if an income tax treaty applies, attributable to the non-U.S. Shareholder’s permanent establishment (as described below).

Effectively Connected Income. If income from the Fund is effectively connected with a non-U.S. Shareholder’s U.S. trade or business and, if an income tax treaty applies, attributable to the non-U.S. Shareholder’s U.S. permanent establishment, then ordinary income dividends, capital gain dividends, undistributed capital gains, and any gains realized from the sale or other disposition of Shares generally will be subject to U.S. federal income tax in substantially the same manner as if received by a U.S. Shareholder. Corporate non-U.S. Shareholders may also be subject to an additional branch profits tax.

FATCA. Under U.S. legislation enacted in 2010 and existing guidance thereunder, commonly known as the “Foreign Account Tax Compliance Act” or “FATCA,” a thirty percent (30.00%) withholding tax on dividends paid by the Fund, and, on or after January 1, 2017, on certain capital gains distributions and gross proceeds from the sale or other disposition of Shares generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution” as defined under FATCA, the foreign entity undertakes certain due diligence, reporting, withholding, and certification obligations; (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors; or (iii) the foreign entity is otherwise excepted under FATCA. If withholding is required under FATCA on a payment related to any Fund distribution, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefit of such exemption or reduction. An intergovernmental agreement between the United States and an applicable foreign country, or future Treasury regulations or other guidance, may modify the foregoing requirements. The Fund will not pay any additional amounts in respect of amounts withheld under FATCA. Each investor should consult its tax adviser regarding the effect of FATCA based on its individual circumstances.

Backup Withholding

Under certain provisions of the Code, some Shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, Shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund, who fails to establish an exemption from backup withholding or who, to the Fund’s knowledge, have furnished an incorrect number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules for payments made to a Shareholder may be refunded or credited against such Shareholder’s U.S. federal income tax liability, if any, provided that the required information is timely furnished to the IRS.

 Tax Treatment of Investments

Hedging and Derivative Transactions. The transactions of the Fund are subject to special tax rules of the Code that may, among other things: (i) affect the character of gains and losses realized (for example, by converting lower taxed long-term capital gains or qualified dividend income into higher taxed short-term capital gains or ordinary income and converting an ordinary loss or deduction into capital loss (the deductibility of which is more limited)); (ii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iii) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to regulated investment companies); (iv) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; (v) adversely alter the characterization of certain complex financial transactions; and (vi) produce income that will not be “qualified” income for purposes of the ninety percent (90.00%) annual gross income requirement described above. Operation of these rules could, therefore, affect the character, amount and timing of distributions to Shareholders. Special tax rules also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. If the Fund engages in transactions affected by these provisions, it intends to monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records to mitigate, to the extent reasonably feasible, the effect of these tax rules and avoid any possible disqualification for the special treatment afforded regulated investment companies under the Code.

The Fund’s gains and losses on the sale, lapse, or termination of options that it holds will generally have the same character as gains and losses from the sale of the security to which the option relates. Upon the exercise of a put held by the Fund, the premium initially paid for the put is offset against the amount received for the security sold pursuant to the put thereby decreasing any gain (or increasing any loss) realized on the sale. Generally, such gain or loss is capital gain or loss, the character of which as long-term or short-term depends on the holding period of the security. However, the purchase of a put option may be subject to the short sale rules or straddle rules for U.S. federal income tax purposes.

The Fund may invest in securities or derivative transactions the U.S. federal income tax treatment of which is uncertain. The timing or character of income received by the Fund may be affected to the extent that the U.S. federal income tax treatment of such securities or transactions differs from the treatment anticipated by the Fund. In such case, the Fund may be required to purchase or sell securities or otherwise change its portfolio in order to maintain its qualification as a regulated investment company.

Passive Foreign Investment Companies. Investments by the Fund in stock of certain foreign corporations which generate mostly passive income, or at least half the assets of which generate such income (referred to as “PFICs”), are subject to special tax rules designed to prevent deferral of U.S. federal income taxation of the Fund’s share of the PFIC’s earnings. The Fund may be subject to U. S. federal income tax and an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Fund as a dividend to the Shareholders. The Fund may be eligible to make an election to be treated as a qualified electing fund (a “QEF election”) with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, a QEF election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. The Fund may not be able to make this election with respect to many PFICs because of certain requirements that the PFICs would have to satisfy. Alternatively, the Fund could elect to “mark-to-market” at the end of each taxable year all shares that it holds in PFICs because it expects to publish its net asset value at least annually. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value, but only to the extent of previously recognized unreversed “mark-to-market” gains. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to excess distributions from PFICs, but, in any particular year, the Fund might be required to recognize income (which generally must be distributed to Shareholders) in excess of the distributions it received from PFICs.

THE FOREGOING IS A BRIEF SUMMARY OF CERTAIN U.S. FEDERAL INCOME TAX MATTERS THAT ARE PERTINENT TO PROSPECTIVE INVESTORS. THE SUMMARY IS NOT, AND IS NOT INTENDED TO BE, A COMPLETE ANALYSIS OF ALL PROVISIONS OF THE U.S. FEDERAL INCOME TAX LAW WHICH MAY HAVE AN EFFECT ON SUCH INVESTMENTS. THIS ANALYSIS IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. ACCORDINGLY, PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN RESPECTIVE TAX ADVISERS WITH RESPECT TO THEIR OWN RESPECTIVE TAX SITUATIONS AND THE EFFECTS OF THIS INVESTMENT THEREON.

CODE OF ETHICS

Each of the Fund’s and the Advisor’s codes of ethics (the “Codes of Ethics”) have been adopted in compliance with Section 17(j) of the Investment Company Act and Rule 17j-1 thereunder. Each Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to a Code of Ethics may invest in securities for their personal investment accounts, including making investments in the securities that may be purchased or held by the Fund.

The Codes of Ethics may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. The Codes of Ethics also may be available on the Edgar Database on the SEC’s Website, http://www.sec.gov, or be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing to: SEC’s Public Reference Section, Washington, D.C. 20549-0102.

PROXY VOTING POLICY AND PROXY VOTING RECORD

The Board of Trustees of the Fund has delegated the voting of proxies for Fund securities to the Advisor pursuant to the Advisor’s proxy voting policies and procedures. Under these policies and procedures, the Advisor will vote proxies related to Fund securities in the best interests of the Fund and the Shareholders. A copy of the proxy voting policies and procedures of the Fund and of the Advisor is attached as Appendix A to this SAI.

After August 31, 2020, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2020 will be available without charge, upon request, by calling the Fund at 1-877-244-6235, and on the SEC’s website at http://www.sec.gov.

FISCAL YEAR

For accounting purposes, the Fund’s fiscal year is the 12-month period ending on November 30th. For tax purposes, the Fund has adopted the twelve (12) month period ending November 30th of each year as its taxable year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has selected BBD, LLP (“BBD”) as the independent public accountants of the Fund. BBD’s principal business address is 1835 Market Street, 3rd Floor, Philadelphia, PA 19103.

FINANCIAL STATEMENTS

See Appendix B.

APPENDIX A:

PROXY VOTING POLICIES AND PROCEDURES OF THE FUND AND THE ADVISOR

FNEX VENTURES

   PROXY VOTING POLICIES AND PROCEDURES

The Fund has adopted a Proxy Voting Policy used to determine how the Fund votes proxies relating to its portfolio securities. Under the Fund’s Proxy Voting Policy, the Fund has, subject to the oversight of the Trust’s Board, delegated to the Adviser the following duties: (i) to make the proxy voting decisions for the Fund, subject to the exceptions described below; and (ii) to assist the Fund in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act.

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board.

The Fund CCO shall ensure that the Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Fund.

A.	General

The Fund believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Fund is committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.	Delegation to the Adviser

The Fund believes that the Adviser is in the best position to make individual voting decisions for the Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)	to make the proxy voting decisions for the Fund, in accordance with the Adviser’s Proxy Voting Policy, except as provided herein; and

(2)

to assist the Fund in disclosing its respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Fund is entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund casts its vote; and (d) whether the Fund casts its vote for or against management.

B-Appendix-1

The Board, including a majority of the independent trustees of the Board, must approve the Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the Fund. The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by an Adviser.

C.	Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board.

B-Appendix-1

FNEX Advisor

Voting Client Securities

Under Section 206 of the Advisers Act, an investment adviser has a fiduciary duty to vote proxies in the best interests of the client and to treat clients fairly. In cases where FNEX Advisor (“FNEX”) exercises discretion over the purchase of securities FNEX shall vote proxies related to securities held by any client’s account over which it maintains discretionary authority consistent with its proxy voting policy. Proxy votes generally will be cast in a manner that is in the best interest of the client.

In exercising its voting discretion, FNEX shall seek to avoid any direct or indirect conflict of interest raised by such voting decision. If the Chief Compliance Officer believes that there is any potential material conflict of interest for the Firm on a particular proxy vote, it is to be turned over to the Investment Management Committee for the voting decision.

Consistent with Rule 206(4)-6 of the Advisers Act, FNEX will retain certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request. A copy of FNEX’s proxy voting policies and procedures is available to clients upon request.

Proxy Voting Delegation

FNEX’s policy will require that proxies received will be voted in a manner consistent with the best interests of the investment portfolio and its clients. As required, FNEX may present to FNEX’s clients, at least annually, their policies and a record of each proxy voted by the sub-advisers on behalf of clients, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

When a material conflict of interest between FNEX’s interests and its Clients’ interests appears to exist, FNEX may choose among the following options to eliminate such conflict: (1) for routine matters, voting in accordance with FNEX’s policies and procedures and the guidelines, where doing so involves little or no discretion; (2) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (3) notify affected Clients of the conflict of interest and seek a waiver of the conflict; (4) if agreed upon in writing with the Client, forward the proxies to affected Clients allowing them to vote their own proxies; or (5) may convene an ad-hoc committee of no fewer than two senior executives with the portfolio manager to debate the conflict and to give ruling on the preferred course of action. In all instances, FNEX will seek to resolve the conflict in a manner that is acceptable to all affected parties and is in the best interests of any affected Client(s).

B-Appendix-1

APPENDIX B:

FINANCIAL STATEMENTS

FNEX VENTURES

STATEMENT OF ASSETS AND LIABILITIES

As of August 26, 2019

Assets:
Cash	$100,000
Deferred Offering Costs	15,194
Reimbursement Due from Adviser for Organizational Costs	6,044
Total Assets	121,238

Liabilities:
Payable to Adviser for Offering Costs	9,338
Offering Costs Payable	5,856
Organizational Costs Payable	6,044
Total Liabilities	21,238
Net Assets	$100,000

Sources of Net Assets:
Paid-in capital	$100,000
Net Assets	$100,000

Net assets	$100,000
Shares Outstanding (7,500,000 shares of beneficial interest, $0.01 par value, authorized)	10,000
Net Asset Value Per Share	$10.00

The accompanying notes are an integral part of these financial statements.

F-1

FNEX VENTURES

STATEMENT OF OPERATIONS

Period Ended August 26, 2019

Expenses:
Organizational costs	$53,429
Total expenses	53,429
Less: Expenses reimbursed	(53,429)
Net expenses	$—

The accompanying notes are an integral part of these financial statements.

F-2

FNEX VENTURES

NOTES TO THE FINANCIAL STATEMENTS

August 26, 2019

1.            ORGANIZATION

FNEX Ventures (the “Fund” or the “Trust”) is a Delaware statutory trust registered under the Securities Act of 1933 (the “Securities Act”) and Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified management investment company that is operated as an “interval fund”.  Pursuant to the Fund’s interval fund structure, the Fund, subject to applicable law, will conduct quarterly repurchase offers for up to 5% of the Fund’s outstanding shares at net asset value (“NAV”). Even though the Fund will make quarterly repurchase offers, investors should consider the Fund’s shares to be illiquid. The Fund’s primary investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in the equity securities (e.g., common stock, preferred stock, and convertible debt securities) of late-stage private companies (“Targeted Portfolio Companies”) that are included in the FNEX Ventures “Target List” (the “FNEX Target List”).  Late-stage private companies are privately held companies that have typically demonstrated sustainable business operations and generally have a well-known product or service with a strong market presence. Late-stage private companies generally have large cash flows from their core business operations and are expanding into new markets with their products or services. The initial issuance of shares was made to FNEX Advisor, LLC, the Advisor of the Fund, at $10.00 per share on August 26, 2019. The Fund has had no operations except for the initial issuance of shares.

2.            SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

b)          Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c)          Commitments and Contingencies – In the normal course of business, the Fund enters into general business contracts that contain a variety of representations and warranties and which may provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund expects the risk of material loss to be remote and no amounts have been recorded in the financial statements for such arrangements.

d)           Cash – Cash includes cash held or deposited in bank accounts.  The Fund deposits cash with high quality financial institutions.  These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

3.           ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides investment advisory services to the Fund, under the oversight of the Board of Trustees, pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor, under the oversight of the Board of Trustees, implements the overall investment strategy for the Fund; provides facilities and personnel, including officers required for the operations of the Fund; facilitates the preparation of various regulatory filings; liaises with regulators or exchange personnel as appropriate; invests and reinvests the assets of the Fund by selecting the securities, instruments and other investments and techniques that the Fund may purchase, sell or use; and fulfills certain regulatory compliance responsibilities. In consideration of the advisory services provided by the Advisor to the Fund, the Fund shall pay to the Advisor at the end of each calendar month an advisory fee at the annual rate of 1.90% of the Fund’s average daily net assets.

F-3

FNEX VENTURES

NOTES TO THE FINANCIAL STATEMENTS

August 26, 2019

3.            ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Pursuant to an “Expense Limitation Agreement,” the Advisor has also agreed to waive its fees and reimburse expenses of the Fund, until at least August 28, 2021, to ensure that total annual fund operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), will not exceed 2.50% of the Fund’s average daily net assets computed on a monthly basis. These fee waiver and expense reimbursements are subject to possible recoupment from the Fund within the three years after the date on which the fees were waived or expenses reimbursed. The Fund will make repayments to the Advisor only if, and to the extent that, such recoupment does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived, and (ii) the Fund’s current expense limitation.  This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.

A Trustee of the Trust is also an officer of the Advisor.

M3Sixty Administration, LLC (“M3Sixty”) serves as Administrator, Accounting Agent and Transfer Agent to the Fund.  Certain officers of the Trust are also employees or officers of M3Sixty.

The Fund has entered into a Distribution Agreement with Foreside Fund Services, LLC (the “Distributor”). Under the terms of the Distribution Agreement, the Distributor acts as the distributor of the Fund’s shares of beneficial interest and will continually distribute shares of the Fund.

4.            ORGANIZATIONAL AND OFFERING EXPENSES

All costs incurred to date by the Fund in connection with its organization and offering have been advanced by the Advisor subject to recoupment as described in Note 3. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized over a 12 month period using the straight line method.

5.            BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 26, 2019, the Advisor held 100% of the Fund’s shares.

6.            SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

F-4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the

Shareholder of FNEX Ventures

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of FNEX Ventures (the “Fund”), as of August 26, 2019 and the related statement of operations for the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 26, 2019, and the results of its operations for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

F-5

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of cash balances as of August 26, 2019 by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of the Fund since 2019.

Philadelphia, Pennsylvania

September 12, 2019

F-6

PART C: OTHER INFORMATION

Item 25. Financial Statements and Exhibits.

(1) Financial Statements:

Financial Statements of the Registrant dated August 26, 2019, Report of Independent Public Accountant thereon, and related Notes to the Financial Statements

(2) Exhibits:

(2)(a)(1) Certificate of Trust dated June 20, 2018.1

(2)(a)(2) Agreement and Declaration of Trust – filed herewith.

(2)(b) By-laws – filed herewith.

(2)(c) Not Applicable.

(2)(d) Portions of the Declaration of Trust and By-laws of the Fund defining the rights of holders of Common Shares of the Fund. See Items 25(2)(a) and (b) above.

(2)(e) Form of Dividend Reinvestment Plan. To be filed by amendment.

(2)(f) Not Applicable.

(2)(g)(1) Investment Advisory Agreement – filed herewith.

(2)(h) Form of Distribution Agreement – filed herewith.

(2)(i) Not Applicable.

(2)(j) Form of Custody Agreement – filed herewith.

(2)(k)(1) Investment Company Services Agreement – filed herewith.

(2)(k)(2) Fund CCO Agreement – filed herewith.

(2)(k)(3) Expense Limitation Agreement – filed herewith.

(2)(l) Opinion and Consent of Counsel – filed herewith.

(2)(m) Not Applicable.

(2)(n) Consent of Independent Registered Public Accounting Firm  – filed herewith.

(2)(o) Not Applicable.

(2)(p) Subscription Agreement  – filed herewith.

(2)(q) Not Applicable.

(2)(r)(i) Code of Ethics of the Trust – filed herewith.

(2)(r)(ii) Code of Ethics of the Investment Adviser – filed herewith.

(Other) Power of Attorney.2

1.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-2 filed July 19, 2018.
2.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-2 filed April 26, 2019.

vii

Item 26. Marketing Arrangements.

Not applicable.

Item 27. Other Expenses of Issuance and Distribution.

All figures are estimates
Federal Registration Fees	$9,338
State Registration Fees	$125
Audit Fees	$2,500
Legal Fees and Expenses	$24,885
Administration Fees	$25,000
Printing and Filing Fees	$4,906
Miscellaneous Fees	$1,869
Total	$68,623

Item 28. Persons Controlled by or Under Common Control.

Not applicable.

Item 29. Number of Holders of Securities.

Information set forth below is as of August 26, 2019:

Title of Class                                                        Number of Record Holders

Shares of Beneficial Interest                                                  1

Item 30. Indemnification.

Section 4.3 of Article IV of the Registrant’s Agreement and Declaration of Trust (the “Declaration of Trust”) states that the Trust shall, to the fullest extent permitted by applicable law, (a) indemnify and hold harmless the trustees and officers of the Trust (the “Fiduciary Indemnified Persons”) from and against any loss, damage, liability, tax, penalty, expense or claim of any kind or nature whatsoever incurred by the Fiduciary Indemnified Persons by reason of the creation, operation or termination of the Trust in a manner the Fiduciary Indemnified Persons reasonably believed to be within the scope of authority conferred on the Fiduciary Indemnified Persons by this Declaration of Trust, except that no Fiduciary Indemnified Persons shall be entitled to be indemnified in respect of any loss, damage or claim incurred by the Fiduciary Indemnified Persons by reason of gross negligence or willful misconduct with respect to such acts or omissions; and (b) advance expenses (including legal fees) incurred by a Fiduciary Indemnified Person in defending any claim, demand, action, suit or proceeding, from time to time, prior to the final disposition of such claim, demand, action, suit or proceeding, upon receipt by the Trust of an undertaking by or on behalf of such Fiduciary Indemnified Persons to repay such amount if it shall be determined that such Fiduciary Indemnified Person is not entitled to be indemnified as authorized in the preceding subsection. The provisions of this Section 4.3 shall survive the resignation or removal of the Fiduciary Indemnified Persons.

Item 31. Business and Other Connections of Adviser.

Information as to the managers and officers of FNEX Advisor, LLC, the Registrant’s investment adviser (“Advisor”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Advisor in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-114462) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Location of Accounts and Records.

Certain required books and records are maintained by the Fund and the Advisor at One Indiana Square, Suite 2252, Indianapolis, IN 46204. The other accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are kept by the Fund’s administrator and transfer agent, M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205, its distributor, Foreside Financial Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, or its custodian Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Item 33. Management Services.

Not Applicable.

Item 34. Undertakings.

1. Not applicable

2. Not applicable

3. Not applicable

4. The Registrant undertakes:

a. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933, as amended (the “1933 Act”); (ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

b. That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

d. That, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

e. That for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act; (ii) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5. Not applicable.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has caused this Registration Statement to be signed on its behalf by the undersigned duly authorized person, in Indianapolis, Indiana on September 20, 2019.

FNEX VENTURES

By:	/s/ Todd R. Ryden
Name:	Todd R. Ryden
Title:	President of the Trust

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on September 20, 2019, by the following person in the capacity indicated below.

Signature	Title	Date

/s/ Todd R. Ryden
Todd R. Ryden	Trustee and President	September 20, 2019

*Gary DiCenzo	Trustee	September 20, 2019

*Steven D. Poppen	Trustee	September 20, 2019

*Thomas J. Schmidt	Trustee	September 20, 2019

/s/ Ted L. Akins
Ted L. Akins	Assistant Treasurer	September 20, 2019

 *By:  Ted L. Akins

*Attorney-in-fact pursuant to Power of Attorney

viii